As filed electronically with the Securities and Exchange Commission on 10 March 2004
                                                Securities Act File No. 33-64915
                                        Investment Company Act File No. 811-7447
================================================================================

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549


                                    Form N-1A

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                         Post-Effective Amendment No.  36
                                                     ------

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                                Amendment No.   39
                                              ------

                           HARRIS INSIGHT FUNDS TRUST
                    -----------------------------------------
               (Exact Name of Registrant as Specified in Charter)

                    760 Moore Road, King of Prussia, PA 19406
                    -----------------------------------------
           (Address of Principal Executive Offices including Zip Code)


        Registrant's Telephone Number, including Area Code: 610.239.4590


       Name and Address of Agent for Service:                         Copies to:

       Thomas J. Ryan                        Cameron S. Avery, Esq.     and      G. Nicholas Bullat, Esq.
       Harris Insight Funds Trust            Bell, Boyd & Lloyd LLC              Harris Trust & Savings Bank
       PFPC Inc.                             Three First National Plaza          111 West Monroe Street
       400 Bellevue Parkway                  70 West Madison Street              21st Floor East
       Wilmington, DE 19809                  Chicago, IL  60602-4207             Chicago, IL 60603


             It is proposed that this filing will become effective:

____ immediately upon filing pursuant to paragraph (b)

____ on _________ pursuant to paragraph (b)

_X__ 60 days after filing pursuant to paragraph (a)(1)

____ on _________ pursuant to paragraph (a)(1)

____ 75 days after filing pursuant to paragraph (a)(2)

____ on _________ pursuant to paragraph (a)(2) of rule 485


                    If appropriate, check the following box:

___ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                EXPLANATORY NOTE

The Statement of Additional Information for the Harris Insight Funds Trust included in Post-Effective Amendment No. 35 is incorporated by reference herein. Prospectuses for the other series of the Harris Insight Funds Trust included in Post-Effective Amendment Nos. 33 and 35 to the Registration Statement are not affected hereby.

[logo: HARRIS INSIGHT FUNDS]

HARRIS INSIGHT FUNDS(TM)

                              INSTITUTIONAL SHARES

                             MAY 1, 2004 PROSPECTUS
--------------------------------------------------------------------------------

         HARRIS INSIGHT EQUITY FUNDS       HARRIS INSIGHT FIXED INCOME FUNDS

                Balanced Fund                            Bond Fund
              Core Equity Fund            High Yield Select Bond Fund (formerly
            Emerging Markets Fund          named Convertible Securities Fund)
                 Equity Fund                Intermediate Government Bond Fund
                 Index Fund                 Intermediate Tax-Exempt Bond Fund
             International Fund               Short/Intermediate Bond Fund
      Small-Cap Aggressive Growth Fund            Tax-Exempt Bond Fund
         Small-Cap Opportunity Fund
            Small-Cap Value Fund
                                           HARRIS INSIGHT MONEY MARKET FUNDS

                                             Government Money Market Fund
                                                   Money Market Fund
                                             Tax-Exempt Money Market Fund


    AS WITH ANY MUTUAL FUND, THE SECURITIES AND EXCHANGE COMMISSION (SEC) HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES OR DETERMINED WHETHER THIS
                      PROSPECTUS IS ADEQUATE OR COMPLETE.
            ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

{ BLANK INSIDE FRONT COVER}

                                TABLE OF CONTENTS
--------------------------------------------------------------------------------

                          HARRIS INSIGHT EQUITY FUNDS
                         Introduction to Equity Funds         PAGE  2
                                        Balanced Fund               3
                                     Core Equity Fund               4
                                Emerging Markets Fund               5
                                          Equity Fund               6
                                           Index Fund               7
                                   International Fund               8
                     Small-Cap Aggressive Growth Fund               9
                           Small-Cap Opportunity Fund              10
                                 Small-Cap Value Fund              11
                                  Risk Considerations              12
                                    Fees and Expenses              14

                    HARRIS INSIGHT FIXED INCOME FUNDS
                   Introduction to Fixed Income Funds              15
                                            Bond Fund              16
                          High Yield Select Bond Fund              17
                    Intermediate Government Bond Fund              18
                    Intermediate Tax-Exempt Bond Fund              19
                         Short/Intermediate Bond Fund              20
                                 Tax-Exempt Bond Fund              21
                                  Risk Considerations              22
                                    Fees and Expenses              24

                    HARRIS INSIGHT MONEY MARKET FUNDS
                   Introduction to Money Market Funds              25
                         Government Money Market Fund              26
                                    Money Market Fund              27
                         Tax-Exempt Money Market Fund              28
                                  Risk Considerations              29
                                    Fees and Expenses              30

                                   INVESTMENT ADVISER              31

                                   PORTFOLIO MANAGERS              32

                               PRICING OF FUND SHARES              34

                                 SHAREHOLDER SERVICES              35

                     DIVIDENDS AND TAX CONSIDERATIONS              39

                            DISTRIBUTION ARRANGEMENTS              40

                    MASTER FUND/FEEDER FUND STRUCTURE              40

                                        TERMS TO KNOW              41

                                 FINANCIAL HIGHLIGHTS              44

                           HARRIS INSIGHT EQUITY FUNDS
--------------------------------------------------------------------------------

                          INTRODUCTION TO EQUITY FUNDS
--------------------------------------------------------------------------------

      These Funds invest in stocks, which represent partial ownership in a company. They generally pursue capital appreciation: that is, an increase in the
   Fund's share value. In some cases, these Funds also seek dividend income.

    Equity funds' share prices will fluctuate with changes in the market and economy as well as with the fortunes of the companies issuing the underlying stocks. For this reason, equity fund share prices can sometimes be more volatile than the share prices of other types of funds, exhibiting sharp increases or decreases over relatively short periods of time.


Why invest in equity funds?
--------------------------------------------------------------------------------

Equity funds offer investors the potential for greater returns than fixed-income funds and are considered an attractive choice for outpacing inflation over the long term. Equity funds are more appropriate for investors who can tolerate a higher degree of risk in exchange for an opportunity to pursue attractive long-term investment rewards.

--------------------------------------------------------------------------------
     Shares of the Funds are not bank deposits and are not insured or guaranteed by the FDIC or any other government agency. The value of your investment in a Fund will fluctuate, which means that you may lose money.

     Each Fund's primary investment practices and strategies are discussed in this prospectus. Other practices, and their related risks, are described in the Statement of Additional Information.

     The investment objective of each Fund is not fundamental and may be changed by the Board of Trustees without approval by the Fund's shareholders.

     Each Fund's principal risks are provided in an alphabetical listing within the Fund description that follows. These risks are discussed in detail under "Risk Considerations" on page 12.
--------------------------------------------------------------------------------

                                  BALANCED FUND
--------------------------------------------------------------------------------

Fund Objective
--------------------------------------------------------------------------------

The Fund seeks to provide current income and capital appreciation.

Investment Approach
--------------------------------------------------------------------------------


The Fund invests in a portfolio of equity and fixed income securities. Under normal market conditions, equity securities will comprise between 40% and 65% of the Fund's assets, and fixed income securities will comprise at least 25% of the Fund's assets. The fund may invest in the equity securities of companies of any size.


The adviser continually reviews and adjusts the blend of the securities in an effort to enhance returns based on current market conditions, interest rate projections and other economic factors.


The Fund seeks to provide an overall return comprising between 40% and 65% of the return of the Russell 1000 Index and between 35% and 60% of the return of the Lehman Brothers Aggregate Bond Index.


Principal Risks
--------------------------------------------------------------------------------
(See Risk Considerations, page 12.)

o    Allocation risk

o    Interest rate risk

o    Market risk

Fund Performance
--------------------------------------------------------------------------------

The chart and table give an indication of the Fund's risks and performance. The chart shows you how the Fund's performance has varied from year to year. The table compares the Fund's performance over time to those of broad measures of market performance. The table also includes after-tax returns for the Fund. After-tax returns are intended to show the impact of assumed federal income taxes on an investment in the Fund.

After-tax returns have been calculated using the highest individual federal marginal income tax rate in effect at the time of each distribution and assumed sale of Fund shares, but do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your own tax situation and may differ from those shown. After-tax returns reflect past tax effects and are not predictive of future tax effects. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts or to investors who are tax-exempt. When you consider this information, please remember that the Fund's past performance, before and after taxes, is not necessarily an indication of how it will perform in the future.

Bar Chart:
YEAR-BY-YEAR TOTAL RETURN
(as of 12/31 each year)

1998              8.61%
1999             -1.30
2000             12.31
2001              1.21
2002             -9.02

BEST QUARTER: Q4 1998  8.28%    WORST QUARTER: Q3 2002 -8.34%

AVERAGE ANNUAL TOTAL RETURN
(for the periods ending 12/31/02)
================================================================
                                                        Life
                                                      of Fund
                              1 Year      5 Years    (3/24/97)
----------------------------------------------------------------
BALANCED FUND
     Return Before Taxes       -9.02%       2.08%      5.10%
     -----------------------------------------------------------
     Return After Taxes
     on Distributions          -9.91%      -0.10%      2.97%
     -----------------------------------------------------------
     Return After Taxes
     on Distributions and
     Sale of Fund Shares       -5.51%       0.91%      3.37%
================================================================
S&P 500 STOCK INDEX           -22.10%      -0.59%      4.10%
LEHMAN BROTHERS
AGGREGATE BOND INDEX           10.26%       7.55%      8.35%
================================================================

                                CORE EQUITY FUND
--------------------------------------------------------------------------------

Fund Objective
--------------------------------------------------------------------------------

The Fund seeks to provide capital appreciation.

Investment Approach
--------------------------------------------------------------------------------

The Fund normally invests at least 80% of its assets in common stocks. These stocks are of larger capitalization companies (i.e., companies with market capitalization in excess of $1 billion).

The adviser selects securities that are considered to be undervalued and to represent growth opportunities. The Fund's investment management discipline emphasizes growth in sales, earnings and asset values.

Principal Risks
--------------------------------------------------------------------------------
(See Risk Considerations, page 12.)

o    Market risk

o    Market segment risk

o    Volatility risk

Fund Performance
--------------------------------------------------------------------------------

The chart and table give an indication of the Fund's risks and performance. The chart shows you how the Fund's performance has varied from year to year. The table compares the Fund's performance over time to that of a broad measure of market performance. The table also includes after-tax returns for the Fund. After-tax returns are intended to show the impact of assumed federal income taxes on an investment in the Fund.

After-tax returns have been calculated using the highest individual federal marginal income tax rate in effect at the time of each distribution and assumed sale of Fund shares, but do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your own tax situation and may differ from those shown. After-tax returns reflect past tax effects and are not predictive of future tax effects. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts or to investors who are tax-exempt. When you consider this information, please remember that the Fund's past performance, before and after taxes, is not necessarily an indication of how it will perform in the future.

Bar Chart:
YEAR-BY-YEAR TOTAL RETURN/1/
(as of 12/31 each year)

1993               6.21%
1994              -0.05
1995              36.43
1996              28.92
1997              32.81
1998              25.03
1999              16.56
2000              -7.67
2001             -12.31
2002             -23.54

BEST QUARTER: Q4 1998  22.71%   WORST QUARTER: Q3 2002 -15.70%

AVERAGE ANNUAL TOTAL RETURN/1/
(for the periods ending 12/31/02)
===============================================================
                                                       Life
                                                      of Fund
                              1 Year      5 Years    (2/26/96)
---------------------------------------------------------------
CORE EQUITY FUND
     Return Before Taxes      -23.54%      -2.04%      4.98%
     ----------------------------------------------------------
     Return After Taxes
     on Distributions         -23.87%      -3.07%      3.61%
     ----------------------------------------------------------
     Return After Taxes
     on Distributions and
     Sale of Fund Shares      -14.18%      -1.32%      4.20%
===============================================================
S&P 500 STOCK INDEX           -22.10%      -0.59%      6.37%
===============================================================


/1/ The Fund is the successor, effective February 26, 1996, to a common trust fund managed by Harris Trust and Savings Bank (Harris Trust) with investment objectives and policies that were, in all material respects, equivalent to those of the Fund. The performance of the Fund shown in the bar chart includes the performance of the predecessor fund from its inception on April 1, 1992 until its conversion into a mutual fund. The predecessor fund's performance was adjusted to reflect the Fund's estimate of its expense ratio for the first year of operation as a mutual fund. The predecessor fund was not registered under the 1940 Act nor was it subject to certain investment limitations, diversification requirements, and other restrictions imposed by the 1940 Act and the Internal Revenue Code, which, if applicable, may have adversely affected the performance results.

    The Fund's average annual total returns in the table do not include the performance of the predecessor common trust fund. The Fund's returns for the period ended 12/31/02, including the performance of the predecessor fund, is 8.38% for 10 Years. The performance of the S&P 500 Stock Index for the same period is 9.34%.

                              EMERGING MARKETS FUND
--------------------------------------------------------------------------------

Fund Objective
--------------------------------------------------------------------------------

The Fund seeks to provide capital appreciation.

Investment Approach
--------------------------------------------------------------------------------

The Fund normally invests at least 80% of its assets in equity securities of issuers located in emerging markets countries. The sub-adviser selects securities it considers undervalued.

The Fund's investments reflect a broad cross-section of countries, industries and companies.

When selecting securities, the sub-adviser pays particular attention to the quality of a company's management, its growth prospects and financial soundness.

The sub-adviser also evaluates such criteria as:

o    Political climate of a country

o    Interest rate and currency considerations

o    Equity market valuations

Principal Risks
--------------------------------------------------------------------------------
(See Risk Considerations, page 12.)

o    Currency rate risk

o    Foreign securities risk

o    Geographic concentration risk

o    Market risk

o    Small company risk

o    Volatility risk

Fund Performance
--------------------------------------------------------------------------------

The chart and table give an indication of the Fund's risks and performance. The chart shows you how the Fund's performance has varied from year to year. The table compares the Fund's performance over time to that of a broad measure of market performance. The table also includes after-tax returns for the Fund. After-tax returns are intended to show the impact of assumed federal income taxes on an investment in the Fund.

After-tax returns have been calculated using the highest individual federal marginal income tax rate in effect at the time of each distribution and assumed sale of Fund shares, but do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your own tax situation and may differ from those shown. After-tax returns reflect past tax effects and are not predictive of future tax effects. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts or to investors who are tax-exempt. When you consider this information, please remember that the Fund's past performance, before and after taxes, is not necessarily an indication of how it will perform in the future.

Bar Chart:
YEAR-BY-YEAR TOTAL RETURN
(as of 12/31 each year)

1998              -31.16%
1999               64.53
2000              -28.55
2001               -0.60
2002               -1.84

BEST QUARTER: Q4 1999  32.66%   WORST QUARTER: Q2 1998 -27.09%

AVERAGE ANNUAL TOTAL RETURN
(for the periods ending 12/31/02)
================================================================
                                                      Life
                                                     of Fund
                              1 Year      5 Years   (10/21/97)
----------------------------------------------------------------
EMERGING MARKETS FUND
     Return Before Taxes       -1.84%      -4.62%     -7.28%
     -----------------------------------------------------------
     Return After Taxes
     on Distributions          -1.86%      -4.65%     -7.31%
     -----------------------------------------------------------
     Return After Taxes
     on Distributions and
     Sale of Fund Shares       -1.07%      -3.60%     -5.61%
================================================================
MSCI EMERGING MARKETS
FREE INDEX                     -6.00%      -4.58%     -4.68%
================================================================

                                   EQUITY FUND
--------------------------------------------------------------------------------

Fund Objective
--------------------------------------------------------------------------------

The Fund seeks to provide capital appreciation and current income.

Investment Approach
--------------------------------------------------------------------------------

The Fund normally invests at least 80% of its assets in common stocks. These stocks are of larger capitalization companies (i.e., companies with market capitalization in excess of $1 billion).


The adviser selects stocks that represent sectors found within the Russell 1000 Value Index in an effort to:

o Provide greater returns, over the long-term, than the securities comprising the Russell 1000 Value Index

o    Maintain a risk level approximating that of the Russell 1000 Value Index

The Fund's portfolio consists of approximately 69 to 90 stocks, diversified among major sectors of the market.


Principal Risks
--------------------------------------------------------------------------------
(See Risk Considerations, page 12.)

o    Market risk

o    Market segment risk

Fund Performance
--------------------------------------------------------------------------------

The chart and table give an indication of the Fund's risks and performance. The chart shows you how the Fund's performance has varied from year to year. The table compares the Fund's performance over time to that of a broad measure of market performance. The table also includes after-tax returns for the Fund. After-tax returns are intended to show the impact of assumed federal income taxes on an investment in the Fund.

After-tax returns have been calculated using the highest individual federal marginal income tax rate in effect at the time of each distribution and assumed sale of Fund shares, but do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your own tax situation and may differ from those shown. After-tax returns reflect past tax effects and are not predictive of future tax effects. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts or to investors who are tax-exempt. When you consider this information, please remember that the Fund's past performance, before and after taxes, is not necessarily an indication of how it will perform in the future.

Bar Chart:
YEAR-BY-YEAR TOTAL RETURN
(as of 12/31 each year)

1997              35.89%
1998              13.80
1999              -1.57
2000               8.48
2001              -3.00
2002             -20.99

BEST QUARTER: Q4 1998  18.81%   WORST QUARTER: Q3 2002 -16.19%

AVERAGE ANNUAL TOTAL RETURN
(for the periods ending 12/31/02)
================================================================
                                                       Life
                                                      of Fund
                              1 Year      5 Years    (2/26/96)
----------------------------------------------------------------
EQUITY FUND
     Return Before Taxes      -20.99%      -1.41%      5.45%
     -----------------------------------------------------------
     Return After Taxes
     on Distributions         -21.16%      -4.01%      2.22%
     -----------------------------------------------------------
     Return After Taxes
     on Distributions and
     Sale of Fund Shares      -12.88%      -1.07%      4.13%
================================================================
S&P 500 STOCK INDEX           -22.10%      -0.59%      6.37%
================================================================

                                   INDEX FUND
--------------------------------------------------------------------------------

Fund Objective
--------------------------------------------------------------------------------

The Fund seeks to provide the return and risk characteristics of the S&P 500.

Investment Approach
--------------------------------------------------------------------------------

The Fund normally holds at least 90% of the 500 securities in the S&P 500 and attempts to match its holdings of each issue with that security's proportional representation in the S&P 500.

The adviser employs a "passively" managed - or index - investment approach that attempts to replicate the performance of the index without necessarily investing in all of its stocks. This approach is unlike traditional methods of active investment management whereby securities are selected on the basis of economic, financial and market analysis. The Fund seeks a quarterly performance within one percentage point of the performance of the S&P 500. On a regular basis, the adviser compares the Fund's performance to that of the S&P 500. The adviser may adjust the Fund's holdings if the Fund's performance does not adequately track the performance of the S&P 500.

Apart from its equity investments, the Fund may use S&P 500 Stock Index Futures Contracts to reduce transactional costs and simulate full investment in the S&P 500 while retaining a cash balance for portfolio management purposes.

Principal Risks
--------------------------------------------------------------------------------
(See Risk Considerations, page 12.)

o    Market risk

o    Leverage risk

Fund Performance
--------------------------------------------------------------------------------

The chart and table give an indication of the Fund's risks and performance. The chart shows you how the Fund's performance has varied from year to year. The table compares the Fund's performance over time to that of a broad measure of market performance. The table also includes after-tax returns for the Fund. After-tax returns are intended to show the impact of assumed federal income taxes on an investment in the Fund.

After-tax returns have been calculated using the highest individual federal marginal income tax rate in effect at the time of each distribution and assumed sale of Fund shares, but do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your own tax situation and may differ from those shown. After-tax returns reflect past tax effects and are not predictive of future tax effects. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts or to investors who are tax-exempt. When you consider this information, please remember that the Fund's past performance, before and after taxes, is not necessarily an indication of how it will perform in the future.

Bar Chart:
YEAR-BY-YEAR TOTAL RETURN/1/
(as of 12/31 each year)

1993               9.50%
1994               0.78
1995              39.96
1996              22.71
1997              32.78
1998              28.22
1999              20.40
2000              -9.53
2001             -12.30
2002             -22.21

BEST QUARTER: Q4 1998  21.23%   WORST QUARTER: Q3 2002 -17.08%

AVERAGE ANNUAL TOTAL RETURN/1/
(for the periods ending 12/31/02)
================================================================
                                                       Life
                                                      of Fund
                              1 Year      5 Years    (2/26/96)
----------------------------------------------------------------
INDEX FUND
     Return Before Taxes      -22.21%      -0.92%      5.56%
     -----------------------------------------------------------
     Return After Taxes
     on Distributions         -22.84%      -1.98%      4.39%
     -----------------------------------------------------------
     Return After Taxes
     on Distributions and
     Sale of Fund Shares      -13.33%      -0.72%      4.45%
================================================================
S&P 500 STOCK INDEX           -22.10%      -0.59%      6.37%
================================================================


/1/ The Fund is the successor, effective February 26, 1996, to a common trust fund (and, effective March 24, 1997, to a collective investment fund) managed by Harris Trust with investment objectives and policies that were, in all material respects, equivalent to those of the Fund. The performance of the Fund shown in the bar chart includes the performance of the predecessor common trust fund from its inception on April 1, 1992 until its conversion into a mutual fund. The predecessor fund's performance was adjusted to reflect the Fund's estimate of its expense ratio for the first year of operation as a mutual fund. The predecessor fund was not registered under the Investment Company Act of 1940, as amended (the "1940 Act") nor was it subject to certain investment limitations, diversification requirements, and other restrictions imposed by the 1940 Act and the Internal Revenue Code, which, if applicable, may have adversely affected the performance results.

    The Fund's average annual total returns in the table do not include the performance of the predecessor common trust fund. The Fund's returns for the period ended 12/31/02, including the performance of the predecessor fund, is 8.93% for 10 Years. The performance of the S&P 500 Stock Index for the same period is 9.34%.

                               INTERNATIONAL FUND
--------------------------------------------------------------------------------

Fund Objective
--------------------------------------------------------------------------------

The Fund seeks to provide capital appreciation. Current income is a secondary objective.

Investment Approach
--------------------------------------------------------------------------------

The Fund normally invests at least 65% of its assets in non-U.S. equity securities. The Fund invests in at least three foreign countries to reduce risk.

The Fund invests in securities that the sub-adviser believes are undervalued. When selecting securities, the sub-adviser pays particular attention to the quality of a company's management, its growth prospects and financial soundness.

The Fund may engage in foreign currency hedging transactions in an attempt to minimize the effects of currency fluctuations on the Fund.

Principal Risks
--------------------------------------------------------------------------------
(See Risk Considerations, page 12.)

o    Currency rate risk

o    Foreign securities risk

o    Geographic concentration risk

o    Market risk

o    Volatility risk

Fund Performance
--------------------------------------------------------------------------------

The chart and table give an indication of the Fund's risks and performance. The chart shows you how the Fund's performance has varied from year to year. The table compares the Fund's performance over time to that of a broad measure of market performance. The table also includes after-tax returns for the Fund. After-tax returns are intended to show the impact of assumed federal income taxes on an investment in the Fund.

After-tax returns have been calculated using the highest individual federal marginal income tax rate in effect at the time of each distribution and assumed sale of Fund shares, but do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your own tax situation and may differ from those shown. After-tax returns reflect past tax effects and are not predictive of future tax effects. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts or to investors who are tax-exempt. When you consider this information, please remember that the Fund's past performance, before and after taxes, is not necessarily an indication of how it will perform in the future.

Bar Chart:
YEAR-BY-YEAR TOTAL RETURN/1/
(as of 12/31 each year)

1993             24.61%
1994              4.29
1995              4.18
1996              5.11
1997             -4.87
1998             -4.64
1999             27.33
2000             -9.34
2001            -19.29
2002            -14.41

BEST QUARTER: Q2 1999  14.62%   WORST QUARTER: Q3 2002 -20.03%

AVERAGE ANNUAL TOTAL RETURN/1/
(for the periods ending 12/31/02)
================================================================
                                                        Life
                                                      of Fund
                              1 Year      5 Years    (2/26/96)
----------------------------------------------------------------
INTERNATIONAL FUND
     Return Before Taxes      -14.41%      -5.33%     -4.05%
     -----------------------------------------------------------
     Return After Taxes
     on Distributions         -14.49%      -5.45%     -4.51%
     -----------------------------------------------------------
     Return After Taxes
     on Distributions and
     Sale of Fund Shares       -8.70%      -4.14%     -3.13%
================================================================
MSCI EAFE INDEX               -15.66%      -2.62%     -0.85%
================================================================



/1/ The Fund is the successor, effective February 26, 1996, to a common trust fund (and, effective March 24, 1997, to a collective investment fund) managed by Harris Trust with investment objectives and policies that were, in all material respects, equivalent to those of the Fund. The performance of the Fund shown in the bar chart includes the performance of the predecessor common trust fund from its inception on January 1, 1987 until its conversion into a mutual fund. The predecessor fund's performance was adjusted to reflect the Fund's estimate of its expense ratio for the first year of operation as a mutual fund. The predecessor fund was not registered under the 1940 Act nor was it subject to certain investment limitations, diversification requirements, and other restrictions imposed by the 1940 Act and the Internal Revenue Code, which, if applicable, may have adversely affected the performance results.

    The Fund's average annual total returns in the table do not include the performance of the predecessor common trust fund. The Fund's returns for the period ended 12/31/02, including the performance of the predecessor fund, is 0.29% for 10 Years. The performance of the MSCI EAFE Index for the same period is 4.30%.

                        SMALL-CAP AGGRESSIVE GROWTH FUND
--------------------------------------------------------------------------------

Fund Objective
--------------------------------------------------------------------------------

The Fund seeks to provide long-term capital appreciation.

Investment Approach
--------------------------------------------------------------------------------

The Fund normally invests at least 80% of its total assets in equity securities of companies that the adviser believes offer superior prospects for aggressive growth, i.e., issues with the potential for accelerated earnings or revenue growth relative to the broader stock market. The Fund will invest in companies that fall in the lowest 75% of U.S. publicly traded companies, determined by market capitalization. The Fund will invest primarily in U.S. equity securities and may also invest in foreign issues both directly and through depositary receipts.

Using a proprietary analytical process together with fundamental research methods, the adviser rates the performance potential of companies and buys those stocks that it believes offer the best prospects for superior performance. The adviser assesses a company's prospects for growth by reviewing and analyzing purchase candidates individually. The adviser will also sell holdings to adjust the Fund's industry exposures. The Fund may invest in initial public offerings
(IPOs), the performance of which is unpredictable and the effect of which may not be duplicated during periods in which the Fund does not invest in IPOs.

Although the Fund is diversified and does not intend to focus on any particular industry sectors, the Fund's investment strategy may involve, at times, investing a significant portion of its assets in one or more industry sectors that the adviser believes hold high potential for growth. As a result, poor performance or negative economic events affecting one or more of these sectors could have a greater impact on the Fund than on other funds that maintain broader sector coverage.

Principal Risks
--------------------------------------------------------------------------------
(See Risk Considerations, page 12.)

o    Market risk

o    Market segment risk

o    Small company risk

o    Volatility risk

Fund Performance
--------------------------------------------------------------------------------

The chart and table give an indication of the Fund's risks and performance. The chart shows you how the Fund's performance has varied from year to year. The table compares the Fund's performance over time to that of a broad measure of market performance. The table also includes after-tax returns for the Fund. After-tax returns are intended to show the impact of assumed federal income taxes on an investment in the Fund.

After-tax returns have been calculated using the highest individual federal marginal income tax rate in effect at the time of each distribution and assumed sale of Fund shares, but do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your own tax situation and may differ from those shown. After-tax returns reflect past tax effects and are not predictive of future tax effects. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts or to investors who are tax-exempt. When you consider this information, please remember that the Fund's past performance, before and after taxes, is not necessarily an indication of how it will perform in the future.

Bar Chart:
YEAR-BY-YEAR TOTAL RETURN
(as of 12/31 each year)

2002              -20.66%

BEST QUARTER: Q4 2002  3.64%    WORST QUARTER: Q3 2001 -15.51%

AVERAGE ANNUAL TOTAL RETURN
(for the periods ending 12/31/02)
================================================================
                                                       Life
                                                      of Fund
                                          1 Year     (1/9/01)
----------------------------------------------------------------
SMALL-CAP AGGRESSIVE GROWTH FUND
     Return Before Taxes                  -20.66%    -12.49%
     -----------------------------------------------------------
     Return After Taxes
     on Distributions                     -20.66%    -12.49%
     -----------------------------------------------------------
     Return After Taxes
     on Distributions and
     Sale of Fund Shares                  -12.69%     -9.86%
================================================================
RUSSELL 2000 GROWTH INDEX                 -30.26%    -17.46%
================================================================

                           SMALL-CAP OPPORTUNITY FUND
--------------------------------------------------------------------------------

Fund Objective
--------------------------------------------------------------------------------

The Fund seeks to provide capital appreciation.

Investment Approach
--------------------------------------------------------------------------------

The Fund normally invests at least 80% of its assets in the securities of smaller capitalization companies (i.e., companies that fall in the lowest 15% of publicly traded companies listed in the U.S. determined by market capitalization). These securities tend to be represented in the Russell 2000 Small Stock Index. This index is comprised of companies with a median market capitalization of $560 million and is a popular measure of the stock price performance of small companies.

The Fund invests in the securities of companies that the adviser believes have superior growth potential. In selecting securities, the adviser pays particular attention to companies that appear to have potential for above-average earnings, sales and asset value growth. The adviser buys those securities it considers to be attractively valued relative to the securities of comparable companies.

Principal Risks
--------------------------------------------------------------------------------
(See Risk Considerations, page 12.)

o    Market risk

o    Small company risk

o    Volatility risk

Fund Performance

--------------------------------------------------------------------------------

The chart and table give an indication of the Fund's risks and performance. The chart shows you how the Fund's performance has varied from year to year. The table compares the Fund's performance over time to that of a broad measure of market performance. The table also includes after-tax returns for the Fund. After-tax returns are intended to show the impact of assumed federal income taxes on an investment in the Fund.

After-tax returns have been calculated using the highest individual federal marginal income tax rate in effect at the time of each distribution and assumed sale of Fund shares, but do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your own tax situation and may differ from those shown. After-tax returns reflect past tax effects and are not predictive of future tax effects. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts or to investors who are tax-exempt. When you consider this information, please remember that the Fund's past performance, before and after taxes, is not necessarily an indication of how it will perform in the future.

Bar Chart:
YEAR-BY-YEAR TOTAL RETURN/1/
(as of 12/31 each year)

1993              15.19%
1994              -3.71
1995              26.30
1996              18.80
1997              25.47
1998               1.16
1999              40.14
2000               6.75
2001              -9.65
2002             -14.58

BEST QUARTER: Q4 1999  28.21%   WORST QUARTER: Q3 1998 -21.01%

AVERAGE ANNUAL TOTAL RETURN/1/
(for the periods ending 12/31/02)
================================================================
                                                       Life
                                                      of Fund
                              1 Year      5 Years    (2/26/96)
----------------------------------------------------------------
SMALL-CAP OPPORTUNITY FUND
     Return Before Taxes      -14.58%       3.15%      7.84%
     -----------------------------------------------------------
     Return After Taxes
     on Distributions         -14.58%       1.84%      6.29%
     -----------------------------------------------------------
     Return After Taxes
     on Distributions and
     Sale of Fund Shares       -8.95%       2.66%      6.41%
================================================================
RUSSELL 2000 SMALL
STOCK INDEX                   -20.48%      -1.36%      3.78%
================================================================


/1/ The Fund is the successor, effective February 26, 1996, to a common trust fund managed by Harris Trust with investment objectives and policies that were, in all material respects, equivalent to those of the Fund. The performance of the Fund shown in the bar chart includes the performance of the predecessor fund from its inception on January 1, 1985 until its conversion into a mutual fund. The predecessor fund's performance was adjusted to reflect the Fund's estimate of its expense ratio for the first year of operation as a mutual fund. The predecessor fund was not registered under the 1940 Act nor was it subject to certain investment limitations, diversification requirements, and other restrictions imposed by the 1940 Act and the Internal Revenue Code, which, if applicable, may have adversely affected the performance results.

    The Fund's average annual total returns in the table do not include the performance of the predecessor common trust fund. The Fund's returns for the period ended 12/31/02, including the performance of the predecessor fund, is 9.32% for 10 Years. The performance of the Russell 2000 Small Stock Index for the same period is 7.16%.

                              SMALL-CAP VALUE FUND
--------------------------------------------------------------------------------


Fund Objective
--------------------------------------------------------------------------------

The Fund seeks to provide capital appreciation.

Investment Approach
--------------------------------------------------------------------------------

The Fund normally invests at least 80% of its assets in the securities of smaller capitalization companies (i.e., companies that fall in the lowest 15% of publicly traded companies listed in the U.S. determined by market capitalization). These securities tend to be represented in the Russell 2000 Value Index. This index is comprised of companies with a median market capitalization of $543 million and is a popular measure of the stock price performance of small companies that have a lower price-to-book ratio and/or forecasted earnings growth.

Using a "value" approach, the adviser buys those securities it considers to be conservatively valued relative to the securities of comparable companies. The adviser pays particular attention to a company's current and forecasted earnings levels.

Principal Risks
--------------------------------------------------------------------------------
(See Risk Considerations, page 12.)

o    Market risk

o    Small company risk

o    Volatility risk

Fund Performance
--------------------------------------------------------------------------------

The chart and table give an indication of the Fund's risks and performance. The chart shows you how the Fund's performance has varied from year to year. The table compares the Fund's performance over time to that of a broad measure of market performance. The table also includes after-tax returns for the Fund. After-tax returns are intended to show the impact of assumed federal income taxes on an investment in the Fund.

After-tax returns have been calculated using the highest individual federal marginal income tax rate in effect at the time of each distribution and assumed sale of Fund shares, but do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your own tax situation and may differ from those shown. After-tax returns reflect past tax effects and are not predictive of future tax effects. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts or to investors who are tax-exempt. When you consider this information, please remember that the Fund's past performance, before and after taxes, is not necessarily an indication of how it will perform in the future.

Bar Chart:
YEAR-BY-YEAR TOTAL RETURN/1/
(as of 12/31 each year)

1993              14.96%
1994              -3.21
1995              27.15
1996              15.05
1997              29.58
1998              -3.93
1999               0.49
2000              34.45
2001               5.57
2002             -12.76

BEST QUARTER: Q3 2000  15.84%   WORST QUARTER: Q3 2002 -20.15%

AVERAGE ANNUAL TOTAL RETURN/1/
(for the periods ending 12/31/02)
===============================================================
                                                       Life
                                                      of Fund
                              1 Year      5 Years    (3/24/97)
---------------------------------------------------------------
SMALL-CAP VALUE FUND
     Return Before Taxes      -12.76%       3.64%      7.52%
     ----------------------------------------------------------
     Return After Taxes
     on Distributions         -13.03%       2.46%      6.04%
     ----------------------------------------------------------
     Return After Taxes
     on Distributions and
     Sale of Fund Shares       -7.66%       2.64%      5.75%
===============================================================
RUSSELL 2000 VALUE INDEX      -11.43%       2.71%      6.96%
===============================================================


 /1/The Fund is the successor, effective March 24, 1997, to a collective investment fund managed by Harris Trust with investment objectives and policies that were, in all material respects, equivalent to those of the Fund. The performance of the Fund shown in the bar chart includes the performance of the predecessor fund from its inception on January 1, 1985 until its conversion into a mutual fund. The predecessor fund's performance was adjusted to reflect the Fund's estimate of its expense ratio for the first year of operation as a mutual fund. The predecessor fund was not registered under the 1940 Act nor was it subject to certain investment limitations, diversification requirements, and other restrictions imposed by the 1940 Act and the Internal Revenue Code, which, if applicable, may have adversely affected the performance results.

    The Fund's average annual total returns in the table do not include the performance of the predecessor collective investment fund. The Fund's returns for the period ended 12/31/02, including the performance of the predecessor fund, is 9.69% for 10 Years. The performance of the Russell 2000 Value Index for the same period is 10.86%.

                       RISK CONSIDERATIONS - EQUITY FUNDS
--------------------------------------------------------------------------------


The risks of investing in the various Funds are illustrated in the chart below. Each Fund's principal risks are marked P. Each Fund's other risks are marked O. Each risk is described in detail below.


                                                                                                 Small-Cap
   PRINCIPAL                             Core      Emerging                                      Aggressive   Small-Cap Small-Cap
   RISKS FOR ONE            Balanced    Equity      Markets     Equity      Index   International  Growth    Opportunity  Value
   OR MORE FUNDS              Fund       Fund        Fund        Fund       Fund        Fund        Fund        Fund      Fund
---------------------------------------------------------------------------------------------------------------------------------
   Allocation                   P
---------------------------------------------------------------------------------------------------------------------------------
   Currency rate                O                      P                                  P
---------------------------------------------------------------------------------------------------------------------------------
   Foreign securities           O          O           P           O                      P           O           O         O
---------------------------------------------------------------------------------------------------------------------------------
   Geographic concentration                            P                                  P
---------------------------------------------------------------------------------------------------------------------------------
   Industry concentration                              O                                  O
---------------------------------------------------------------------------------------------------------------------------------
   Interest rate                P                      O                      O           O
---------------------------------------------------------------------------------------------------------------------------------
   Leverage                     O          O           O           O          P           O           O           O         O
---------------------------------------------------------------------------------------------------------------------------------
   Market                       P          P           P           P          P           P           P           P         P
---------------------------------------------------------------------------------------------------------------------------------
   Market segment                          P                       P          O                       P           O         O
---------------------------------------------------------------------------------------------------------------------------------
   Small company                                       P                                  O           P           P         P
---------------------------------------------------------------------------------------------------------------------------------
   Volatility                              P           P           O                      P           P           P         P
---------------------------------------------------------------------------------------------------------------------------------
   OTHER RISKS
---------------------------------------------------------------------------------------------------------------------------------
   Counterparty                 O          O           O           O          O           O           O           O         O
---------------------------------------------------------------------------------------------------------------------------------
   Credit                       O                      O                                  O
---------------------------------------------------------------------------------------------------------------------------------
   Prepayment                   O                      O                                  O
---------------------------------------------------------------------------------------------------------------------------------

All Fund investments are subject to risk and may decline in value. Each Fund's exposure depends upon its specific investment practices. The amount and types of risk vary depending on:

o    The investment objective

o    The Fund's ability to achieve its objective

o    The markets in which the Fund invests

o    The investments the Fund makes in those markets

o    Prevailing economic conditions over the period of an investment

Please note that there are other circumstances that could adversely affect your investment and prevent a Fund from achieving its objectives.

ALLOCATION RISK

The risk that the percentages of the fund's assets invested in equities and fixed income securities, respectively, will not be optimum for market conditions at a given time.

COUNTERPARTY RISK

The risk that a fund incurs when it engages in repurchase, reverse repurchase, derivative, when-issued, forward-commitment, delayed-settlement and securities-lending transactions with another party, relies on the other party to consummate the transaction and is subject to the risk of default by the other party. Failure of the other party to consummate the transaction may result in the fund's incurring a loss or missing an opportunity to obtain a price believed to be advantageous.

CREDIT RISK

The risk that the issuer of a security or the counterparty to a contract will default or otherwise be unable to honor a financial obligation. Debt securities rated below investment-grade are especially susceptible to this risk.

CURRENCY RATE RISK

The risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. Although a fund may engage in foreign currency hedge transactions to help reduce this risk, those transactions may not be effective or appropriate in particular situations nor, of course, will they protect against declines in security values.

FOREIGN SECURITIES RISK

The risk that the prices of foreign securities may be more volatile than those of their domestic counterparts owing in part to possible political or economic instability; limits on repatriation of capital; exchange controls or exchange rate fluctuations; less publicly available information as a result of accounting, auditing, and financial reporting standards different from those used in the U.S.; more volatile markets; less securities regulation; less favorable tax provisions; war or expropriation.

GEOGRAPHIC CONCENTRATION RISK

The risk that, if a fund concentrates its investments in a single country or region, its portfolio will be more susceptible to factors adversely affecting issuers located in that country or region than would a more geographically diverse portfolio of securities.

INDUSTRY CONCENTRATION RISK

The risk that investments concentrated in a particular industry or group of industries will underperform or be more volatile than investments in other industry sectors because of economic, regulatory, financial, or market conditions significantly affecting that industry or group. For example, the software or biotechnology industries can be significantly affected by patent considerations, intense competition, rapid change and product obsolescence, and government regulation. Companies in these sectors may experience persistent losses during a new product's transition from development to production, and revenue patterns may be erratic. Similarly, these industries can be significantly affected by the obsolescence of existing products or processes, short product cycles, falling prices and profits, and competition from new or unanticipated market entrants.

INTEREST RATE RISK

The risk that changing interest rates may adversely affect the value of an investment. With fixed-rate securities, an increase in prevailing interest rates typically causes the value of those securities to fall, while a decline in prevailing interest rates generally produces an increase in the market value of the securities. Changes in interest rates will affect the value of longer-term fixed income securities more than shorter-term securities and lower quality securities more than higher quality securities.

LEVERAGE RISK

The risk that downward price changes in a security may result in a loss greater than a fund's investment in the security. This risk exists through the use of certain securities or techniques (e.g., derivative securities or purchases on margin) that tend to magnify changes in an index or market.

MARKET RISK

The risk that the market value of a fund's investments will fluctuate as the stock and bond markets fluctuate. Market risk may affect a single issuer, industry or section of the economy or it may affect the market as a whole.

MARKET SEGMENT RISK

The risk that investments concentrated in one portion of the market (e.g., large capitalization stocks or short-term government bonds) will underperform the overall market.

PREPAYMENT RISK

The risk that issuers will prepay fixed rate obligations when interest rates fall, forcing a fund to re-invest in obligations with lower interest rates than the original obligations.

SMALL COMPANY RISK

The risk that investments in smaller companies may be more volatile than investments in larger companies, as smaller companies generally experience higher growth and failure rates. The trading volume of small-company securities is normally lower than that of larger companies. Changes in the demand for the securities of smaller companies generally have a disproportionate effect on their market price, tending to make prices rise more in response to buying demand and fall more in response to selling pressure.

VOLATILITY RISK

The risk that performance will be affected by unanticipated events (e.g., significant earnings shortfalls or gains, war, or political events) that cause major price changes in individual securities or market sectors.

                        FEES AND EXPENSES - EQUITY FUNDS
--------------------------------------------------------------------------------

    The tables below describe the fees and expenses that you will pay if you buy and hold shares of the Harris Insight Equity Funds.

SHAREHOLDER FEES (fees paid directly from your investment)
--------------------------------------------------------------------------------
MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES                         None
MAXIMUM DEFERRED SALES CHARGE (LOAD)                                     None
MAXIMUM SALES CHARGE (LOAD) IMPOSED ON REINVESTED DIVIDENDS              None
REDEMPTION FEE                                                           2.00%*
EXCHANGE FEE                                                             None
--------------------------------------------------------------------------------

* To discourage short-term trading, you will be charged a 2.00% fee if you redeem shares from the Emerging Markets Fund, International Fund, Small-Cap Opportunity Fund or Small-Cap Value Fund within 90 days of acquisition.

Annual Fund Operating Expenses/1/ (expenses that are deducted from Fund assets, expressed as a % of average net assets)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                               Small-Cap
                                      Core    Emerging                                        Aggressive     Small-Cap   Small-Cap
                          Balanced   Equity    Markets     Equity      Index    International   Growth      Opportunity    Value
------------------------------------------------------------------------------------------------------------------------------------
Investment Advisory Fees    0.50%     0.90%     1.25%       0.70%       0.20%       1.05%        0.75%         1.00%       0.70%
Other Expenses              0.52      0.34      0.46        0.27        0.28        0.38         0.61          0.27        0.29
------------------------------------------------------------------------------------------------------------------------------------
Total Operating Expenses    1.02%     1.24%     1.71%       0.97%       0.48%       1.43%        1.36%         1.27%       0.99%
------------------------------------------------------------------------------------------------------------------------------------

   /1/ The adviser has contractually agreed to reimburse the Small-Cap
       Aggressive Growth Fund for its annual ordinary operating expenses, if any, exceeding 1.00% of the Fund's average net assets. Expenses are based on amounts incurred by the Funds during their most recent fiscal year but have been restated to reflect the current investment advisory fee payable by the Balanced Fund, the Index Fund and the Small-Cap Value Fund. Expenses do not reflect voluntary waivers of investment advisory fees, contractual reimbursements by the adviser, or waivers of administrative fees by Harris Trust and sub-administrative fees by PFPC Inc. (These waivers and reimbursements are expected to remain in effect until at least December 31, 2003 and may be decreased by the adviser, Harris Trust and/or PFPC Inc., subject to approval, in the case of investment advisory fees and administrative fees, by the Board of Trustees.) After these waivers and reimbursements, investment advisory fees, other expenses and total operating expenses for the fiscal year ended December 31, 2002 were:


                                                                                           Small-Cap
                                    Core    Emerging                                       Aggressive   Small-Cap  Small-Cap
                        Balanced   Equity    Markets     Equity      Index   International   Growth    Opportunity   Value
----------------------------------------------------------------------------------------------------------------------------
Investment Advisory Fees   0.45%     0.80%     1.25%       0.70%       0.18%      1.05%       0.40%         0.94%      0.70%
Other Expenses             0.43      0.30      0.41        0.25        0.27       0.35        0.60          0.26       0.27
Total Operating Expenses   0.88%     1.10%     1.66%       0.95%       0.45%      1.40%       1.00%         1.20%      0.97%
----------------------------------------------------------------------------------------------------------------------------

Customers of a financial institution such as Harris Trust may also be charged certain fees or expenses by the institution. These fees may vary depending on the capacity in which the institution provides fiduciary and investment services to the particular client.

Expense Example
--------------------------------------------------------------------------------

This example is intended to help you compare the cost of investing in a Fund to the cost of investing in other mutual funds. The example assumes that you invest $10,000 in a Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs and the return on your investment may be higher or lower, based on these assumptions your costs would be:


                                                                                               Small-Cap
                                    Core      Emerging                                        Aggressive    Small-Cap    Small-Cap
                      Balanced     Equity      Markets     Equity       Index  International    Growth     Opportunity     Value
------------------------------------------------------------------------------------------------------------------------------------
One Year                $104        $126        $174         $99         $49        $146         $138         $129         $101
------------------------------------------------------------------------------------------------------------------------------------
Three Years              325         393         539         309         154         452          431          403          315
------------------------------------------------------------------------------------------------------------------------------------
Five Years               563         681         928         536         269         782          745          697          547
------------------------------------------------------------------------------------------------------------------------------------
Ten Years              1,248       1,500       2,019       1,190         604       1,713        1,635        1,534        1,213
------------------------------------------------------------------------------------------------------------------------------------

                        HARRIS INSIGHT FIXED INCOME FUNDS
--------------------------------------------------------------------------------

                       INTRODUCTION TO FIXED INCOME FUNDS
--------------------------------------------------------------------------------

              These Funds invest primarily in bonds, which are debt
                          instruments that normally --

                o Pay a set amount of interest on a regular basis

         o Repay the face amount, or principal, at a stated future date

           o Are issued by domestic and foreign corporations, federal and state governments, and their agencies

Why invest in fixed income funds?
--------------------------------------------------------------------------------

Fixed income funds can play a key role in an investor's portfolio by offering:

o    A reasonable level of current income

o    A measure of price stability relative to equity fund investments

o In the case of tax-exempt funds, income that is generally free from federal income tax

How do fixed income funds provide a steady stream of income?
--------------------------------------------------------------------------------

Fixed income funds earn income on the underlying securities and pay this out to the shareholders on a regular (e.g., monthly) basis.

What causes bond values to change?
--------------------------------------------------------------------------------

Investors should be aware that bonds will fluctuate in value for any of three main reasons:

o    A change in interest rates

o    A change in economic conditions

o    A change in the financial condition of the issuer

How does the price of a bond move with interest rates?
--------------------------------------------------------------------------------

When interest rates rise, bond prices fall - and vice versa. Changing interest rates have a greater effect on bonds with longer maturities than on those with shorter maturities. As a result, when prevailing interest rates rise, the prices of long-term bonds decrease, to a greater degree than the prices of short-term bonds. When prevailing interest rates fall, the prices of long-term bonds increase, to a greater degree than the prices of short-term bonds.

How are bonds graded?
--------------------------------------------------------------------------------

Bond quality, or grade, refers to the creditworthiness (the ability to repay debt) of the issuing organization. Higher ratings indicate better quality. Independent rating services, such as Moody's Investors Service or Standard & Poor's Corporation, publish and disseminate bond quality ratings on a regular basis.

--------------------------------------------------------------------------------
     Shares of the Funds are not bank deposits and are not insured or guaranteed by the FDIC or any other government agency. The value of your investment in a Fund will fluctuate, which means that you may lose money.

     Each Fund's primary investment practices and strategies are discussed in this prospectus. Other practices, and their related risks, are described in the Statement of Additional Information.

     The investment objective of each Fund is not fundamental and may be changed by the Board of Trustees without approval by the Fund's shareholders.

     Each Fund's principal risks are provided in an alphabetical listing within the Fund description that follows. These risks are discussed in detail under "Risk Considerations" on page 22.
--------------------------------------------------------------------------------

                                    BOND FUND
--------------------------------------------------------------------------------

Fund Objective
--------------------------------------------------------------------------------

The Fund seeks to provide a high level of total return, including a competitive level of current income.

Investment Approach
--------------------------------------------------------------------------------

The Fund normally invests at least 80% of its assets in bonds and similar fixed income securities. The Fund may invest in the following:

o    Bonds and debentures

o    U.S. government securities

o    Debt obligations of foreign governments

o    Mortgage-backed securities

o    Municipal securities

o    Zero-coupon securities

o    Other floating/variable rate obligations

o    Options and interest-rate futures contracts

The Fund normally maintains a dollar-weighted average maturity (or average life with respect to mortgage-backed and asset-backed securities) of between five and ten years. Accordingly, the Fund's holdings may experience more share-price volatility than bonds with shorter maturities, making the Fund a more suitable investment for long-term investors.

Principal Risks
--------------------------------------------------------------------------------
(See Risk Considerations, page 22.)

o    Credit risk

o    Interest rate risk

o    Prepayment risk

Fund Performance
--------------------------------------------------------------------------------

The chart and table give an indication of the Fund's risks and performance. The chart shows you how the Fund's performance has varied from year to year. The table compares the Fund's performance over time to that of a broad measure of market performance. The table also includes after-tax returns for the Fund. After-tax returns are intended to show the impact of assumed federal income taxes on an investment in the Fund.

After-tax returns have been calculated using the highest individual federal marginal income tax rate in effect at the time of each distribution and assumed sale of Fund shares, but do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your own tax situation and may differ from those shown. After-tax returns reflect past tax effects and are not predictive of future tax effects. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts or to investors who are tax-exempt. When you consider this information, please remember that the Fund's past performance, before and after taxes, is not necessarily an indication of how it will perform in the future.

Bar Chart:
YEAR-BY-YEAR TOTAL RETURN
(as of 12/31 each year)

1997              9.41%
1998              7.12
1999             -0.91
2000             13.06
2001              8.32
2002              7.18

BEST QUARTER: Q4 2000  5.04%    WORST QUARTER: Q2 1999 -1.07%

AVERAGE ANNUAL TOTAL RETURN
(for the periods ending 12/31/02)
================================================================
                                                       Life
                                                      of Fund
                              1 Year      5 Years    (4/16/96)
----------------------------------------------------------------
BOND FUND
     Return Before Taxes        7.18%       6.86%      7.32%
     -----------------------------------------------------------
     Return After Taxes
     on Distributions           4.86%       4.26%      4.63%
     -----------------------------------------------------------
     Return After Taxes
     on Distributions and
     Sale of Fund Shares        4.35%       4.18%      4.52%
================================================================
LEHMAN BROTHERS AGGREGATE
BOND INDEX                     10.26%       7.55%      8.03%
================================================================

                           HIGH YIELD SELECT BOND FUND
--------------------------------------------------------------------------------

Fund Objective
--------------------------------------------------------------------------------

The Fund seeks to provide a high level of total return through a combination of income and capital appreciation.

Investment Approach
--------------------------------------------------------------------------------

The High Yield Select Bond Fund ("Select Fund") invests all of its investable assets in the Institutional Shares class of the Harris Insight High Yield Bond Fund ("High Yield Bond Fund").

High Yield Bond Fund is offered by separate prospectus and invests at least 80% of its assets in domestic and foreign bonds, commonly known as "junk bonds", that have a credit quality rated below "Baa" by Moody's Investors Service, Inc. ("Moody's") and "BBB" by Standard and Poor's Corporation ("S&P"). High Yield Bond Fund may also invest in a broad range of interest-rate sensitive securities, including preferred stocks, interest-rate futures contracts, and foreign currency futures and forwards for the purpose of hedging. High Yield Bond Fund may also invest up to 20% of its assets in common stocks and convertible securities.

Achievement of High Yield Bond Fund's investment objective will be more dependent on the adviser's credit analysis than would be the case if this Fund were investing in higher-quality debt securities. The adviser's analysis may take into consideration such quantitative factors as an issuer's present and potential liquidity, profitability, internal capability to generate funds, debt/equity ratio and debt servicing capabilities, and such qualitative factors as an assessment of management, industry characteristics, accounting methodology, and foreign business exposure.

During periods of adverse market conditions, High Yield Bond Fund may temporarily invest a substantial portion of its assets in investment-grade fixed income securities and money market instruments, and during that period, the High Yield Bond Fund may not be able to meet its investment objective.

Principal Risks
--------------------------------------------------------------------------------
(See Risk Considerations, page 22.)

o    Credit risk

o    Foreign securities risk

o    High yield securities (junk bond) risk

o    Interest rate risk

o    Leverage risk

o    Prepayment risk

Because of the speculative nature of the Fund's investments, you should carefully consider the risks associated with this Fund before you purchase shares.

Fund Performance
--------------------------------------------------------------------------------

The chart and table give an indication of the Fund's risks and performance. The chart shows you how the Fund's performance has varied from year to year. The table compares the Fund's performance over time to those of broad measures of market performance. The table also includes after-tax returns for the Fund. After-tax returns are intended to show the impact of assumed federal income taxes on an investment in the Fund.

After-tax returns have been calculated using the highest individual federal marginal income tax rate in effect at the time of each distribution and assumed sale of Fund shares, but do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your own tax situation and may differ from those shown. After-tax returns reflect past tax effects and are not predictive of future tax effects. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts or to investors who are tax-exempt. When you consider this information, please remember that the Fund's past performance, before and after taxes, is not necessarily an indication of how it will perform in the future.

Bar Chart:
YEAR-BY-YEAR TOTAL RETURN/1/
(as of 12/31 each year)

1993              13.84%
1994              -3.09
1995              19.18
1996              21.05
1997              18.68
1998              -1.80
1999              32.07
2000              -6.48
2001             -15.35
2002             -11.89

BEST QUARTER: Q4 1999  25.25%   WORST QUARTER: Q3 2001 -19.36%

AVERAGE ANNUAL TOTAL RETURN/1/
(for the periods ending 12/31/02)
================================================================
                                                    Life of Fund
                              1 Year      5 Years    (3/24/97)
----------------------------------------------------------------
HIGH YIELD SELECT BOND FUND
(FORMERLY NAMED CONVERTIBLE
SECURITIES FUND)
     Return Before Taxes      -11.89%      -1.99%      0.57%
     -----------------------------------------------------------
     Return After Taxes
     on Distributions         -13.22%      -4.45%     -2.42%
     -----------------------------------------------------------
     Return After Taxes
     on Distributions and
     Sale of Fund Shares       -7.30%      -2.09%     -0.26%
================================================================
CS FIRST BOSTON CONVERTIBLE
SECURITIES INDEX               -8.14%       3.76%      6.00%
BEAR STEARNS HIGH YIELD
BOND INDEX/2/                  -1.00%       0.31%      2.34%
MERRILL LYNCH HIGH YIELD
MASTER INDEX                   -1.14%       1.24%      3.04%
================================================================


/1/ Prior to January 2, 2003, the Fund was named the Convertible Securities Fund and had a different investment objective, strategy and policies. The Fund is the successor, effective March 24, 1997, to a collective investment fund managed by Harris Trust with investment objectives and policies that were, in all material respects, equivalent to those of the Fund. The performance of the Fund shown in the bar chart includes the performance of the predecessor fund from its inception on January 1, 1985 until its conversion into a mutual fund. The predecessor fund's performance was adjusted to reflect the Fund's estimate of its expense ratio for the first year of operation as a mutual fund. The predecessor fund was not registered under the 1940 Act nor was it subject to certain investment limitations, diversification requirements, and other restrictions imposed by the 1940 Act and the Internal Revenue Code, which, if applicable, may have adversely affected the performance results.

    The Fund's average annual total returns in the table do not include the performance of the predecessor collective investment fund. The Fund's returns for the period ended 12/31/02, including the performance of the predecessor fund, is 5.50% for 10 Years. The performance of the CS First Boston Convertible Securities Index, the Bear Stearns High Yield Bond Index and the Merrill Lynch High Yield Master Index for the same period are 7.80%, 5.85% and 6.35%, respectively.

/2/ The Fund's primary benchmarks are now the CS First Boston Convertible
    Securities Index and the Bear Stearns High Yield Bond Index. The Bear Stearns High Yield Bond Index is an index comprised of below investment grade U.S. dollar-denominated corporate bonds. Qualifying bonds must have at least one year remaining term to maturity and a minimum amount outstanding of $100 million. This index better reflects the investment objectives and policies of the Fund.

                        INTERMEDIATE GOVERNMENT BOND FUND
--------------------------------------------------------------------------------

Fund Objective
--------------------------------------------------------------------------------

The Fund seeks to provide a high level of current income, consistent with preservation of capital.

Investment Approach
--------------------------------------------------------------------------------

The Fund normally invests at least 80% of its assets in:

o    U.S. government securities

o    Mortgage-backed securities, issued by U.S.
     government agencies

o    Repurchase agreements collateralized by U.S.
     government securities

The dollar-weighted average maturity (or average life with respect to mortgage-backed and asset-backed securities) generally will be in the intermediate range of between three and ten years.

The adviser may invest up to 20% of the Fund's assets in:

o    Asset-backed securities

o    Zero-coupon securities

o    Corporate bonds

The Fund invests in U.S. Treasury securities whose interest and principal payments are backed by the full faith and credit of the U.S. government and securities issued by U.S. government agencies and instrumentalities whose interest and principal payments may be supported by the full faith and credit of the U.S. Treasury (such as Government National Mortgage Association participation certificates).

The Fund also invests in securities whose interest and principal payments are not backed by the full faith and credit of the U.S. government and may be supported by the limited authority of the issuer to borrow from the U.S. Treasury (such as securities of the Federal Home Loan Bank); the discretionary authority of the U.S. government to purchase certain obligations (such as securities of the Federal National Mortgage Association); or the credit of the issuer only.

Principal Risks
--------------------------------------------------------------------------------
(See Risk Considerations, page 22.)

o    Credit risk

o    Interest rate risk

o    Prepayment risk

Fund Performance
--------------------------------------------------------------------------------

The chart and table give an indication of the Fund's risks and performance. The chart shows you how the Fund's performance has varied from year to year. The table compares the Fund's performance over time to that of a broad measure of market performance. The table also includes after-tax returns for the Fund. After-tax returns are intended to show the impact of assumed federal income taxes on an investment in the Fund.

After-tax returns have been calculated using the highest individual federal marginal income tax rate in effect at the time of each distribution and assumed sale of Fund shares, but do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your own tax situation and may differ from those shown. After-tax returns reflect past tax effects and are not predictive of future tax effects. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts or to investors who are tax-exempt. When you consider this information, please remember that the Fund's past performance, before and after taxes, is not necessarily an indication of how it will perform in the future.

Bar Chart:
YEAR-BY-YEAR TOTAL RETURN/1/
(as of 12/31 each year)

1993              8.26%
1994             -1.65
1995             13.46
1996              4.06
1997              7.82
1998              7.45
1999             -0.80
2000             13.18
2001              7.74
2002             10.39

BEST QUARTER: Q3 2002  5.22%    WORST QUARTER: Q1 1994 -2.09%

AVERAGE ANNUAL TOTAL RETURN/1/
(for the periods ending 12/31/02)
================================================================
                                                       Life
                                                      of Fund
                              1 Year      5 Years    (3/24/97)
----------------------------------------------------------------
INTERMEDIATE GOVERNMENT
BOND FUND
     Return Before Taxes       10.39%       7.49%      7.87%
     -----------------------------------------------------------
     Return After Taxes on
     Distributions              8.26%       5.02%      5.36%
     -----------------------------------------------------------
     Return After Taxes on
     Distributions and Sale of
     Fund Shares                6.32%       4.75%      5.05%
================================================================
LEHMAN BROTHERS INTERMEDIATE
GOVERNMENT BOND INDEX           9.64%       7.44%      7.82%
================================================================


/1/ The Fund is the successor, effective March 24, 1997, to a collective investment fund managed by Harris Trust with investment objectives and policies that were, in all material respects, equivalent to those of the Fund. The performance of the Fund shown in the bar chart includes the performance of the predecessor fund from its inception on January 1, 1985 until its conversion into a mutual fund. The predecessor fund's performance was adjusted to reflect the Fund's estimate of its expense ratio for the first year of operation as a mutual fund. The predecessor fund was not registered under the 1940 Act nor was it subject to certain investment limitations, diversification requirements, and other restrictions imposed by the 1940 Act and the Internal Revenue Code, which, if applicable, may have adversely affected the performance results.

    The Fund's average annual total returns in the table do not include the performance of the predecessor collective investment fund. The Fund's returns for the period ended 12/31/02, including the performance of the predecessor fund, is 6.88% for 10 Years. The performance of the Lehman Brothers Intermediate Government Bond Index for the same period is 6.91%.

                        INTERMEDIATE TAX-EXEMPT BOND FUND
--------------------------------------------------------------------------------

Fund Objective
--------------------------------------------------------------------------------

The Fund seeks to provide a high level of current income that is exempt from federal income tax.

Investment Approach
--------------------------------------------------------------------------------

The Fund normally invests at least 80% of its assets in a broad range of municipal securities. These securities are generally exempt from federal income tax and not subject to the alternative minimum tax.

Under normal market conditions, the Fund's investments will have a dollar-weighted average maturity in a range of three to ten years. Such intermediate-term securities share these basic characteristics:

o They offer a higher income stream and somewhat higher share price volatility than shorter-term municipal bonds

o They tend to deliver less income with greater share price stability than longer-term bonds

The Fund also may invest in U.S. government securities and securities with various forms of credit enhancement (such as bank letters of credit). The Fund may buy and sell options and interest rate futures contracts to hedge against declines in value of portfolio securities.

Principal Risks
--------------------------------------------------------------------------------
(See Risk Considerations, page 22.)

o    Credit risk

o    Interest rate risk

o    Municipal market risk

o    Prepayment risk

Fund Performance
--------------------------------------------------------------------------------

The chart and table give an indication of the Fund's risks and performance. The chart shows you how the Fund's performance has varied from year to year. The table compares the Fund's performance over time to that of a broad measure of market performance. The table also includes after-tax returns for the Fund. After-tax returns are intended to show the impact of assumed federal income taxes on an investment in the Fund.

After-tax returns have been calculated using the highest individual federal marginal income tax rate in effect at the time of each distribution and assumed sale of Fund shares, but do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your own tax situation and may differ from those shown. After-tax returns reflect past tax effects and are not predictive of future tax effects. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts or to investors who are tax-exempt. When you consider this information, please remember that the Fund's past performance, before and after taxes, is not necessarily an indication of how it will perform in the future.

Bar Chart:
YEAR-BY-YEAR TOTAL RETURN/1/
(as of 12/31 each year)

1993              8.55%
1994             -3.08
1995             11.68
1996              3.06
1997              6.41
1998              4.94
1999             -0.43
2000             11.21
2001              5.58
2002              9.82

BEST QUARTER: Q3 2002  4.66%    WORST QUARTER: Q1 1994 -2.83%

AVERAGE ANNUAL TOTAL RETURN/1/
(for the periods ending 12/31/02)
================================================================
                                                       Life
                                                      of Fund
                              1 Year      5 Years    (2/26/96)
----------------------------------------------------------------
INTERMEDIATE TAX-EXEMPT
BOND FUND
     Return Before Taxes        9.82%       6.14%      5.77%
     -----------------------------------------------------------
     Return After Taxes
     on Distributions           9.82%       6.06%      5.69%
     -----------------------------------------------------------
     Return After Taxes
     on Distributions and
     Sale of Fund Shares        7.77%       5.79%      5.48%
================================================================
LEHMAN BROTHERS 3-15 YEAR
BLEND MUNICIPAL BOND INDEX      9.66%       6.08%      6.23%
================================================================


/1/ The Fund is the successor, effective February 26, 1996, to a common trust fund managed by Harris Trust with investment objectives and policies that were, in all material respects, equivalent to those of the Fund. The performance of the Fund shown in the bar chart includes the performance of the predecessor fund from its inception on January 1, 1986 until its conversion into a mutual fund. The predecessor fund's performance was adjusted to reflect the Fund's estimate of its expense ratio for the first year of operation as a mutual fund. The predecessor fund was not registered under the 1940 Act nor was it subject to certain investment limitations, diversification requirements, and other restrictions imposed by the 1940 Act and the Internal Revenue Code, which, if applicable, may have adversely affected the performance results.

    The Fund's average annual total returns in the table do not include the performance of the predecessor common trust fund. The Fund's returns for the period ended 12/31/02, including the performance of the predecessor fund, is 5.67% for 10 Years. Performance of the Lehman Brothers 3-15 Year Blend Municipal Bond Index for the same period is not available as the index did not exist prior to July 1, 1993.

                          SHORT/INTERMEDIATE BOND FUND
--------------------------------------------------------------------------------

Fund Objective
--------------------------------------------------------------------------------

The Fund seeks to provide a high level of total return, including a competitive level of current income.

Investment Approach
--------------------------------------------------------------------------------

The Fund normally invests at least 80% of its assets in bonds with a short/intermediate-term average maturity.

The adviser favors bonds with two to five years remaining to maturity in order to achieve relative price stability and an attractive stream of income. Such short/intermediate-term bonds tend to offer a buffer against rising interest rates, although they will appreciate less when interest rates fall.

The Fund normally maintains a dollar-weighted average maturity (or average life with respect to mortgage-backed and asset-backed securities) of between two and five years.

The Fund may invest in:

o    Bonds and debentures

o    U.S. government securities

o    U.S. dollar-denominated debt obligations of foreign issuers

o    Mortgage-backed securities

o    Asset-backed securities

o    Municipal securities

o    Zero-coupon securities

o    Other floating/variable rate obligations

o    Options and interest-rate futures contracts

If a defensive position is warranted, the Fund may hold short-term U.S. government securities (such as Treasury bills), high-quality money market instruments and cash.

Principal Risks
--------------------------------------------------------------------------------
(See Risk Considerations, page 22.)

o    Credit risk

o    Interest rate risk

o    Prepayment risk

Fund Performance
--------------------------------------------------------------------------------

The chart and table give an indication of the Fund's risks and performance. The chart shows you how the Fund's performance has varied from year to year. The table compares the Fund's performance over time to that of a broad measure of market performance. The table also includes after-tax returns for the Fund. After-tax returns are intended to show the impact of assumed federal income taxes on an investment in the Fund.

After-tax returns have been calculated using the highest individual federal marginal income tax rate in effect at the time of each distribution and assumed sale of Fund shares, but do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your own tax situation and may differ from those shown. After-tax returns reflect past tax effects and are not predictive of future tax effects. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts or to investors who are tax-exempt. When you consider this information, please remember that the Fund's past performance, before and after taxes, is not necessarily an indication of how it will perform in the future.

Bar Chart:
YEAR-BY-YEAR TOTAL RETURN
(as of 12/31 each year)

1997              7.15%
1998              7.01
1999              0.81
2000             10.40
2001              7.86
2002              6.40

BEST QUARTER: Q3 2001  4.16%    WORST QUARTER: Q1 1999 -0.73%

AVERAGE ANNUAL TOTAL RETURN
(for the periods ending 12/31/02)
================================================================
                                                       Life
                                                      of Fund
                              1 Year      5 Years    (2/26/96)
----------------------------------------------------------------
SHORT/INTERMEDIATE BOND FUND
     Return Before Taxes        6.40%       6.45%      6.27%
     -----------------------------------------------------------
     Return After Taxes
     on Distributions           4.24%       4.03%      3.82%
     -----------------------------------------------------------
     Return After Taxes
     on Distributions and
     Sale of Fund Shares        3.88%       3.95%      3.78%
================================================================
LEHMAN BROTHERS INTERMEDIATE
GOVERNMENT/CORPORATE
BOND INDEX                      9.84%       7.48%      7.26%
================================================================

                              TAX-EXEMPT BOND FUND
--------------------------------------------------------------------------------

Fund Objective
--------------------------------------------------------------------------------

The Fund seeks to provide a high level of current income that is exempt from federal income tax.

Investment Approach

--------------------------------------------------------------------------------

The Fund normally invests at least 80% of its assets in municipal securities with varying maturities. These securities are generally exempt from federal income tax and not subject to the alternative minimum tax.

The adviser employs:

o Interest rate risk management techniques to temper the potential negative impact of interest rate increases on the Fund's share price

o In-depth credit analysis to help ensure that the municipalities issuing the bonds are likely to repay their debt

The Fund also may invest in U.S. government securities and securities with various forms of credit enhancement (such as bank letters of credit). The Fund may buy and sell options and interest rate futures contracts to hedge against declines in the value of portfolio securities.

In pursuit of higher income, the adviser normally favors longer-term bonds that typically mature in ten years or more. In exchange for this higher potential income, investors may experience higher share-price volatility than would occur through investments with shorter maturities.

Principal Risks
--------------------------------------------------------------------------------
(See Risk Considerations, page 22.)

o    Credit risk

o    Interest rate risk

o    Municipal market risk

o    Prepayment risk

Fund Performance
--------------------------------------------------------------------------------

The chart and table give an indication of the Fund's risks and performance. The chart shows you how the Fund's performance has varied from year to year. The table compares the Fund's performance over time to that of a broad measure of market performance. The table also includes after-tax returns for the Fund. After-tax returns are intended to show the impact of assumed federal income taxes on an investment in the Fund.

After-tax returns have been calculated using the highest individual federal marginal income tax rate in effect at the time of each distribution and assumed sale of Fund shares, but do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your own tax situation and may differ from those shown. After-tax returns reflect past tax effects and are not predictive of future tax effects. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts or to investors who are tax-exempt. When you consider this information, please remember that the Fund's past performance, before and after taxes, is not necessarily an indication of how it will perform in the future.

Bar Chart:
YEAR-BY-YEAR TOTAL RETURN/1/
(as of 12/31 each year)

1993              12.95%
1994              -7.30
1995              14.45
1996               3.76
1997               8.55
1998               4.88
1999              -3.07
2000              14.41
2001               6.02
2002              11.42

BEST QUARTER: Q4 2000  6.20%    WORST QUARTER: Q1 1994 -5.09%

AVERAGE ANNUAL TOTAL RETURN/1/
(for the periods ending 12/31/02)
================================================================
                                                       Life
                                                      of Fund
                              1 Year      5 Years    (2/26/96)
----------------------------------------------------------------
TAX-EXEMPT BOND FUND
     Return Before Taxes       11.42%       6.56%      6.47%
     -----------------------------------------------------------
     Return After Taxes
     on Distributions          11.42%       6.46%      6.26%
     -----------------------------------------------------------
     Return After Taxes
     on Distributions and
     Sale of Fund Shares        8.99%       6.19%      6.06%
================================================================
LEHMAN BROTHERS MUNICIPAL
BOND INDEX                      9.60%       6.06%      6.40%
================================================================


/1/ The Fund is the successor, effective February 26, 1996, to a common trust fund managed by Harris Trust with investment objectives and policies that were, in all material respects, equivalent to those of the Fund. The performance of the Fund shown in the bar chart includes the performance of the predecessor fund from its inception on January 1, 1985 until its conversion into a mutual fund. The predecessor fund's performance was adjusted to reflect the Fund's estimate of its expense ratio for the first year of operation as a mutual fund. The predecessor fund was not registered under the 1940 Act nor was it subject to certain investment limitations, diversification requirements, and other restrictions imposed by the 1940 Act and the Internal Revenue Code, which, if applicable, may have adversely affected the performance results.

    The Fund's average annual total returns in the table do not include the performance of the predecessor common trust fund. The Fund's returns for the period ended 12/31/02, including the performance of the predecessor fund, is 6.37% for 10 Years. The performance of the Lehman Brothers Municipal Bond Index for the same period is 6.71%.

                    RISK CONSIDERATIONS - FIXED INCOME FUNDS
--------------------------------------------------------------------------------

The risks of investing in the various Funds are illustrated in the chart below. Each Fund's principal risks are marked P. Each Fund's other risks are marked O. Each risk is described in detail below.


   PRINCIPAL                                          High         Intermediate     Intermediate        Short/
   RISKS FOR ONE                                  Yield Select      Government       Tax-Exempt      Intermediate     Tax-Exempt
   OR MORE FUNDS                   Bond Fund        Bond Fund        Bond Fund        Bond Fund        Bond Fund       Bond Fund
------------------------------------------------------------------------------------------------------------------------------------
   Credit                              P                P                P                P                P               P
------------------------------------------------------------------------------------------------------------------------------------
   Foreign securities                  O                P                O                                 O
------------------------------------------------------------------------------------------------------------------------------------
   High yield securities                                P
------------------------------------------------------------------------------------------------------------------------------------
   Interest rate                       P                P                P                P                P               P
------------------------------------------------------------------------------------------------------------------------------------
   Leverage                            O                P                O                O                O               O
------------------------------------------------------------------------------------------------------------------------------------
   Municipal market                    O                                                  P                                P
------------------------------------------------------------------------------------------------------------------------------------
   Prepayment                          P                P                P                P                P               P
------------------------------------------------------------------------------------------------------------------------------------
   OTHER RISKS
------------------------------------------------------------------------------------------------------------------------------------
   Counterparty                        O                O                O                O                O               O
------------------------------------------------------------------------------------------------------------------------------------
   Market                              O                O                O                O                O               O
------------------------------------------------------------------------------------------------------------------------------------

All Fund investments are subject to risk and may decline in value. Each Fund's exposure depends upon its specific investment practices. The amount and types of risk vary depending on:

o    The investment objective

o    The Fund's ability to achieve its objective

o    The markets in which the Fund invests

o    The investments the Fund makes in those markets

o    Prevailing economic conditions over the period of an investment

Please note that there are other circumstances that could adversely affect your investment and prevent a Fund from achieving its objectives.

COUNTERPARTY RISK

The risk that a fund incurs when it engages in repurchase, reverse repurchase, derivative, when-issued, forward-commitment, delayed-settlement and securities-lending transactions with another party, relies on the other party to consummate the transaction and is subject to the risk of default by the other party. Failure of the other party to consummate the transaction may result in the fund's incurring a loss or missing an opportunity to obtain a price believed to be advantageous.

CREDIT RISK

The risk that the issuer of a security or the counterparty to a contract will default or otherwise be unable to honor a financial obligation. Debt securities rated below investment-grade are especially susceptible to this risk.

FOREIGN SECURITIES RISK

The risk that the prices of foreign securities may be more volatile than those of their domestic counterparts owing in part to possible political or economic instability; limits on repatriation of capital; exchange controls or exchange rate fluctuations; less publicly available information as a result of accounting, auditing, and financial reporting standards different from those used in the U.S.; more volatile markets; less securities regulation; less favorable tax provisions; war or expropriation.

HIGH YIELD SECURITIES (JUNK BOND) RISK

Securities rated "BB" or below by S&P or "Ba" or below by Moody's are known as "high yield" securities and are commonly referred to as "junk bonds". These securities involve greater risk of loss due to credit deterioration and are less liquid, especially during periods of economic uncertainty or change, than higher-quality debt securities. Lower-rated debt securities generally have a higher risk that the issuer of the security may default and not make the payment of interest or principal.

INTEREST RATE RISK

The risk that changing interest rates may adversely affect the value of an investment. With fixed-rate securities, an increase in prevailing interest rates typically causes the value of those securities to fall, while a decline in prevailing interest rates generally produces an increase in the market value of the securities. Changes in interest rates will affect the value of longer-term fixed income securities more than shorter-term securities and lower quality securities more than higher quality securities.

LEVERAGE RISK

The risk that downward price changes in a security may result in a loss greater than a fund's investment in the security. This risk exists through the use of certain securities or techniques (e.g., derivative securities or purchases on margin) that tend to magnify changes in an index or market.

MARKET RISK

The risk that the market value of a fund's investments will fluctuate as the stock and bond markets fluctuate. Market risk may affect a single issuer, industry or section of the economy or it may affect the market as a whole.

MUNICIPAL MARKET RISK

The risk that certain factors may negatively affect the value of municipal securities, and, as a result, the share price of a fund that invests in them. These factors include political or legislative changes, uncertainties related to the tax status of the securities or the rights of investors in the securities. A fund may invest in municipal obligations that are related in such a way (e.g., multiple apparently unrelated issues that depend on the financial rating or support of a single government unit) that an economic, business or political development or change that affects one of these obligations would also affect the others.

PREPAYMENT RISK

The risk that issuers will prepay fixed rate obligations when interest rates fall, forcing a fund to re-invest in obligations with lower interest rates than the original obligations.

                     FEES AND EXPENSES - FIXED INCOME FUNDS
--------------------------------------------------------------------------------

    The tables below describe the fees and expenses that you will pay if you buy and hold shares of the Harris Insight Fixed Income Funds.

SHAREHOLDER FEES (fees paid directly from your investment)
--------------------------------------------------------------------------------
MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES                      None
MAXIMUM DEFERRED SALES CHARGE (LOAD)                                  None
MAXIMUM SALES CHARGE (LOAD) IMPOSED ON REINVESTED DIVIDENDS           None
REDEMPTION FEE                                                        None
EXCHANGE FEE                                                          None
--------------------------------------------------------------------------------

Annual Fund Operating Expenses /1/ (expenses that are deducted from Fund assets, expressed as a % of average net assets)


------------------------------------------------------------------------------------------------------------------------------------
                                                                                Intermediate Intermediate     Short/
                                                                    High Yield   Government   Tax-Exempt   Intermediate Tax-Exempt
                                                            Bond   Select Bond/2/   Bond         Bond          Bond        Bond
------------------------------------------------------------------------------------------------------------------------------------
Investment Advisory Fees                                    0.65%       0.45%       0.45%        0.45%         0.70%       0.45%
Other Expenses                                              0.31        0.63        0.42         0.29          0.30        0.35
------------------------------------------------------------------------------------------------------------------------------------
Total Operating Expenses                                    0.96%       1.08%       0.87%        0.74%         1.00%       0.80%
------------------------------------------------------------------------------------------------------------------------------------

   /1/ Expenses are based on amounts incurred by the Funds during their most recent fiscal year but have been restated to reflect the current investment advisory fee payable by the Intermediate Government Bond Fund, the Intermediate Tax-Exempt Bond Fund and the Tax-Exempt Bond Fund. Expenses do not reflect voluntary waivers of investment advisory fees by the adviser, administrative fees by Harris Trust and sub-administration fees by PFPC Inc. (These waivers are expected to remain in effect until at least December 31, 2003 and may be decreased by the adviser, Harris Trust and/or PFPC Inc., subject to approval, in the case of investment advisory fees and administrative fees, by the Board of Trustees.) After these waivers, investment advisory fees, other expenses and total operating expenses for the fiscal year ended December 31, 2002 were:


                                                                        Intermediate  Intermediate    Short/
                                                             High Yield  Government    Tax-Exempt  Intermediate Tax-Exempt
                                                    Bond     Select Bond    Bond          Bond         Bond        Bond
        -------------------------------------------------------------------------------------------------------------------
        Investment Advisory Fees                     0.32%       0.35%        0.14%         0.20%       0.32%       0.20%
        Other Expenses                               0.28        0.54         0.36          0.27        0.28        0.31
        Total Operating Expenses                     0.60%       0.89%        0.50%         0.47%       0.60%       0.51%
        -------------------------------------------------------------------------------------------------------------------

   /2/ The Select Fund's annual fund operating expenses consist of Select
       Fund expenses plus the Select Fund's share of expenses of High Yield Bond Fund. The expenses of High Yield Bond Fund are based on estimated amounts to be incurred during the current fiscal year.

Customers of a financial institution such as Harris Trust may also be charged certain fees or expenses by the institution. These fees may vary depending on the capacity in which the institution provides fiduciary and investment services to the particular client.

Expense Example
--------------------------------------------------------------------------------

This example is intended to help you compare the cost of investing in a Fund to the cost of investing in other mutual funds. The example assumes that you invest $10,000 in a Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs and the return on your investment may be higher or lower, based on these assumptions your costs would be:


                                                                              Intermediate Intermediate     Short/
                                                                  High Yield   Government   Tax-Exempt   Intermediate  Tax-Exempt
                                                        Bond      Select Bond     Bond         Bond          Bond         Bond
------------------------------------------------------------------------------------------------------------------------------------
One Year                                                 $98         $110          $89          $76         $102           $82
------------------------------------------------------------------------------------------------------------------------------------
Three Years                                              306          343          278          237          318           255
------------------------------------------------------------------------------------------------------------------------------------
Five Years                                               531          595          482          411          552           444
------------------------------------------------------------------------------------------------------------------------------------
Ten Years                                              1,178        1,317        1,073          918        1,225           990
------------------------------------------------------------------------------------------------------------------------------------

                        HARRIS INSIGHT MONEY MARKET FUNDS
--------------------------------------------------------------------------------

                       INTRODUCTION TO MONEY MARKET FUNDS
--------------------------------------------------------------------------------

       These Funds offer investors the opportunity to derive income from a portfolio of money market instruments with a stable net asset value. They invest in short-term securities issued by banks, other U.S. corporations, the U.S. Government, state or local governments, and other entities. These money market instruments may include certificates of deposit, bankers' acceptances, variable rate demand notes, fixed-term obligations, commercial paper, asset-backed securities and repurchase agreements.

Why invest in money market funds?
--------------------------------------------------------------------------------

These funds are especially well-suited for conservative investors who seek -

o    Current income

o Stability of principal (they are managed in an attempt to maintain a share price of $1.00)

What are the funds' investment parameters?
--------------------------------------------------------------------------------

Money market funds must conform to a number of regulations, including rules that require each fund to -

o Limit the dollar-weighted average maturity of their investments to 90 days or less

o    Buy only high-quality, short-term money market instruments

o    Buy securities with remaining maturities no longer than 397 days

--------------------------------------------------------------------------------
     Shares of the Funds are not bank deposits and are not guaranteed or insured by any bank, government entity, or the FDIC. Although each of the Harris Insight Money Market Funds seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a Fund.

     Each Fund's primary investment practices and strategies are discussed in this prospectus. Other practices, and their related risks, are described in the Statement of Additional Information.

     The investment objective of each Fund is not fundamental and may be changed by the Board of Trustees without approval by the Fund's shareholders.

     Each Fund's principal risks are provided in an alphabetical listing within the Fund description that follows. These risks are discussed in detail under "Risk Considerations" on page 29.
--------------------------------------------------------------------------------

                          GOVERNMENT MONEY MARKET FUND
--------------------------------------------------------------------------------

Fund Objective
--------------------------------------------------------------------------------

The Fund seeks to provide as high a level of current income from government obligations as is consistent with preservation of capital and liquidity.

Investment Approach
--------------------------------------------------------------------------------

The Fund invests exclusively in short-term securities issued by the U.S. government, its agencies or instrumentalities, and repurchase agreements backed by those securities, all of which are deemed to be of minimal credit risk by the adviser.

Current income generally will be lower than the income provided by funds that invest in securities with longer maturities or lower quality.

The Fund invests in U.S. Treasury securities whose interest and principal payments are backed by the full faith and credit of the U.S. government and securities issued by U.S. government agencies and instrumentalities whose interest and principal payments may be supported by the full faith and credit of the U.S. Treasury (such as Government National Mortgage Association participation certificates).

The Fund also invests in securities whose interest and principal payments are not backed by the full faith and credit of the U.S. government and may be supported by the limited authority of the issuer to borrow from the U.S. Treasury (such as securities of the Federal Home Loan Bank); the discretionary authority of the U.S. government to purchase certain obligations (such as securities of the Federal National Mortgage Association); or the credit of the issuer only.

Principal Risks
--------------------------------------------------------------------------------
(See Risk Considerations, page 29.)

o    Credit risk

o    Principal stability risk

Fund Performance
--------------------------------------------------------------------------------

The chart and table give an indication of the Fund's risks and performance. The chart shows you how the Fund's performance has varied from year to year. When you consider this information, please remember that the Fund's past performance is not necessarily an indication of how it will perform in the future.

Bar Chart:
YEAR-BY-YEAR TOTAL RETURN
(as of 12/31 each year)

1995              5.79%
1996              5.24
1997              5.48
1998              5.43
1999              5.04
2000              6.24
2001              4.04
2002              1.65

BEST QUARTER: Q4 2000 1.61%     WORST QUARTER: Q4 2002 0.37%

AVERAGE ANNUAL TOTAL RETURN
(for the periods ending 12/31/02)
================================================================
                                                       Life
                                                      of Fund
                              1 Year      5 Years    (5/16/94)
----------------------------------------------------------------
GOVERNMENT
MONEY MARKET FUND              1.65%       4.47%       4.83%
================================================================

As of December 31, 2002, the seven-day yield for the Fund was 1.27%. For current yield information, please call 800.982.8782.

                                MONEY MARKET FUND
--------------------------------------------------------------------------------

Fund Objective
--------------------------------------------------------------------------------
The Fund seeks to provide as high a level of current income as is consistent with its investment policies and with preservation of capital and liquidity.

Investment Approach
--------------------------------------------------------------------------------

The Fund invests only in high-quality, short-term money market instruments that, in the opinion of the adviser, present minimal credit risks. The Fund invests in a broad range of short-term money market instruments, including U.S. government securities, as well as bank and commercial obligations. Commercial paper purchased by the Fund will consist of U.S. dollar-denominated direct obligations of domestic and foreign corporate issuers, including bank holding companies.

The Fund will purchase only U.S. dollar-denominated securities. In addition, the Fund will purchase only securities (other than U.S. government securities) that have been rated within the two highest rating categories by at least two nationally recognized rating agencies (or, if not rated, are considered by the adviser to be of comparable quality). No more than 5% of the Fund's assets will be invested in securities in the second highest rating category.

Current income generally will be lower than the income provided by funds that invest in securities with longer maturities or lower quality.

Principal Risks
--------------------------------------------------------------------------------
(See Risk Considerations, page 29.)

o    Credit risk

o    Foreign securities risk

o    Principal stability risk

Fund Performance
--------------------------------------------------------------------------------

The chart and table give an indication of the Fund's risks and performance. The chart shows you how the Fund's performance has varied from year to year. When you consider this information, please remember that the Fund's past performance is not necessarily an indication of how it will perform in the future.

Bar Chart:
YEAR-BY-YEAR TOTAL RETURN
(as of 12/31 each year)

1995              5.86%
1996              5.38
1997              5.66
1998              5.61
1999              5.29
2000              6.46
2001              4.21
2002              1.83

BEST QUARTER: Q4 2000 1.66%     WORST QUARTER: Q4 2002 0.41%

AVERAGE ANNUAL TOTAL RETURN
(for the periods ending 12/31/02)
================================================================
                                                      Life
                                                     of Fund
                              1 Year      5 Years    (1/5/94)
----------------------------------------------------------------
MONEY MARKET FUND              1.83%       4.67%       4.93%
================================================================

As of December 31, 2002, the seven-day yield for the Fund was 1.42%. For current yield information, please call 800.982.8782.

                          TAX-EXEMPT MONEY MARKET FUND
--------------------------------------------------------------------------------

Fund Objective
--------------------------------------------------------------------------------

The Fund seeks to provide as high a level of current income that is exempt from federal income taxes as is consistent with its investment policies and with preservation of capital and liquidity.

Investment Approach
--------------------------------------------------------------------------------

The Fund normally invests at least 80% of its assets in high-quality, short-term money market instruments that are generally exempt from federal income tax and are not subject to the alternative minimum tax.

The Fund will invest primarily in high-quality municipal securities that are generally exempt from federal income taxes and will purchase only U.S. dollar-denominated securities.

In addition, the Fund will purchase only securities (other than U.S. government securities) that have been rated within the two highest rating categories by at least two nationally recognized rating agencies (or, if not rated, are considered by the adviser to be of comparable quality).

Depending on market conditions, the Fund may temporarily hold up to 20% of the current value of its assets in securities whose interest income is subject to taxation.

Current income generally will be lower than the income provided by funds that invest in securities with taxable income or securities with longer maturities or lower quality.

Principal Risks
--------------------------------------------------------------------------------
(See Risk Considerations, page 29.)

o    Credit risk

o    Municipal market risk

o    Principal stability risk

Fund Performance
--------------------------------------------------------------------------------

The chart and table give an indication of the Fund's risks and performance. The chart shows you how the Fund's performance has varied from year to year. When you consider this information, please remember that the Fund's past performance is not necessarily an indication of how it will perform in the future.

Bar Chart:
YEAR-BY-YEAR TOTAL RETURN
(as of 12/31 each year)

1995              3.60%
1996              3.19
1997              3.47
1998              3.35
1999              3.07
2000              3.94
2001              2.70
2002              1.35

BEST QUARTER: Q4 2000 1.03% WORST QUARTER: Q4 2002 0.33%

AVERAGE ANNUAL TOTAL RETURN
(for the periods ending 12/31/02)
================================================================
                                                      Life
                                                     of Fund
                              1 Year      5 Years    (1/5/94)
----------------------------------------------------------------
TAX-EXEMPT MONEY
MARKET FUND                    1.35%       2.88%       3.02%
================================================================

As of December 31, 2002, the seven-day yield for the Fund was 1.34%. As of the same date, the effective tax-equivalent seven-day yield for the Fund was 1.86%. For current yield information, please call 800.982.8782.

                    RISK CONSIDERATIONS - MONEY MARKET FUNDS
--------------------------------------------------------------------------------

The risks of investing in the various Funds are illustrated in the chart below. Each Fund's principal risks are marked P. Each Fund's other risks are marked O. Each risk is described in detail below.


   PRINCIPAL                                                                       Government                    Tax-Exempt
   RISKS FOR ONE                                         Money                        Money                        Money
   OR MORE FUNDS                                      Market Fund                  Market Fund                   Market Fund
------------------------------------------------------------------------------------------------------------------------------------
   Credit                                                  P                            P                             P
------------------------------------------------------------------------------------------------------------------------------------
   Foreign Securities                                      P
------------------------------------------------------------------------------------------------------------------------------------
   Municipal market                                                                                                   P
------------------------------------------------------------------------------------------------------------------------------------
   Principal stability                                     P                            P                             P
------------------------------------------------------------------------------------------------------------------------------------
   OTHER RISKS
------------------------------------------------------------------------------------------------------------------------------------
   Counterparty                                            O                            O                             O
------------------------------------------------------------------------------------------------------------------------------------

All Fund investments are subject to risk and may decline in value. Each Fund's exposure depends upon its specific investment practices. The amount and types of risk vary depending on:

o    The investment objective

o    The Fund's ability to achieve its objective

o    The markets in which the Fund invests

o    The investments the Fund makes in those markets

o    Prevailing economic conditions over the period of an investment

Please note that there are other circumstances that could adversely affect your investment and prevent a Fund from achieving its objectives.

COUNTERPARTY RISK

The risk that a fund incurs when it engages in repurchase, reverse repurchase, derivative, when-issued, forward-commitment, delayed-settlement and securities-lending transactions with another party, relies on the other party to consummate the transaction and is subject to the risk of default by the other party. Failure of the other party to consummate the transaction may result in the fund's incurring a loss or missing an opportunity to obtain a price believed to be advantageous.

CREDIT RISK

The risk that the issuer of a security or the counterparty to a contract will default or otherwise be unable to honor a financial obligation. Debt securities rated below investment-grade are especially susceptible to this risk.

FOREIGN SECURITIES RISK

The risk that the prices of foreign securities may be more volatile than those of their domestic counterparts owing in part to possible political or economic instability; limits on repatriation of capital; exchange controls or exchange rate fluctuations; less publicly available information as a result of accounting, auditing, and financial reporting standards different from those used in the U.S.; more volatile markets; less securities regulation; less favorable tax provisions; war or expropriation.

MUNICIPAL MARKET RISK

The risk that certain factors may negatively affect the value of municipal securities, and, as a result, the share price of a fund that invests in them. These factors include political or legislative changes, uncertainties related to the tax status of the securities or the rights of investors in the securities. A fund may invest in municipal obligations that are related in such a way (e.g., multiple apparently unrelated issues that depend on the financial rating or support of a single government unit) that an economic, business or political development or change that affects one of these obligations would also affect the others.

PRINCIPAL STABILITY RISK

The risk that a money market fund may not be able to maintain a stable net asset value of $1.00 per share.

                     FEES AND EXPENSES - MONEY MARKET FUNDS
--------------------------------------------------------------------------------

    The tables below describe the fees and expenses that you will pay if you buy and hold shares of the Harris Insight Money Market Funds.

SHAREHOLDER FEES (fees paid directly from your investment)
--------------------------------------------------------------------------------
MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES                      None
MAXIMUM DEFERRED SALES CHARGE (LOAD)                                  None
MAXIMUM SALES CHARGE (LOAD) IMPOSED ON REINVESTED DIVIDENDS           None
REDEMPTION FEE                                                        None
EXCHANGE FEE                                                          None
--------------------------------------------------------------------------------

Annual Fund Operating Expenses (expenses that are deducted from Fund assets, expressed as a % of average net assets)


------------------------------------------------------------------------------------------------------------------------------------
                                                                     Government                  Money                  Tax-Exempt
                                                                    Money Market                Market                 Money Market
------------------------------------------------------------------------------------------------------------------------------------
Investment Advisory Fees                                                0.10%                    0.10%                     0.10%
Other Expenses/1/                                                       0.16                     0.13                      0.13
------------------------------------------------------------------------------------------------------------------------------------
Total Operating Expenses/1/                                             0.26%                    0.23%                     0.23%
------------------------------------------------------------------------------------------------------------------------------------

   /1/ Expenses are based on amounts incurred by the Funds during their most recent fiscal year but do not reflect expense reductions (expense reimbursements and fee waivers) by Harris Trust. (These voluntary waivers are expected to remain in effect until at least December 31, 2003 and may be decreased by Harris Trust.) After these reductions, actual other expenses and total operating expenses for the fiscal year ended December 31, 2002 were:


                                                                     Government                   Money                 Tax-Exempt
                                                                    Money Market                 Market                Money Market
        ----------------------------------------------------------------------------------------------------------------------------
        Other Expenses                                                  0.10                      0.07                      0.12
        Total Operating Expenses                                        0.20%                     0.17%                     0.22%
        ----------------------------------------------------------------------------------------------------------------------------

Customers of a financial institution such as Harris Trust may also be charged certain fees or expenses by the institution. These fees may vary depending on the capacity in which the institution provides fiduciary and investment services to the particular client.

Expense Example
--------------------------------------------------------------------------------

This example is intended to help you compare the cost of investing in a Fund to the cost of investing in other mutual funds. The example assumes that you invest $10,000 in a Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs and the return on your investment may be higher or lower, based on these assumptions your costs would be:


                                                                     Government                  Money                  Tax-Exempt
                                                                    Money Market                Market                 Money Market
------------------------------------------------------------------------------------------------------------------------------------
One Year                                                                 $27                      $24                       $24
------------------------------------------------------------------------------------------------------------------------------------
Three Years                                                               84                       74                        74
------------------------------------------------------------------------------------------------------------------------------------
Five Years                                                               146                      130                       130
------------------------------------------------------------------------------------------------------------------------------------
Ten Years                                                                331                      293                       293
------------------------------------------------------------------------------------------------------------------------------------

                               INVESTMENT ADVISER
--------------------------------------------------------------------------------

Harris Investment Management, Inc. (HIM) is the investment adviser for each of the Harris Insight Funds, except for the High Yield Select Bond Fund ("Select Fund"). Because Select Fund invests all of its investable assets in the High Yield Bond Fund, it does not have an investment adviser. HIM is the investment adviser for the High Yield Bond Fund. In the case of the International Fund and the Emerging Markets Fund, HIM has appointed and oversees the activities of Hansberger Global Investors, Inc. as the investment sub-adviser. HIM is a wholly-owned subsidiary of Harris Bankcorp, Inc. Harris Bankcorp, Inc. is a wholly-owned subsidiary of Bankmont Financial Corp., which is a wholly-owned subsidiary of Bank of Montreal, a publicly-traded Canadian banking institution. As of December 31, 2002, HIM managed approximately $20.1 billion in assets.

Advisory Fees
--------------------------------------------------------------------------------

The following chart shows the investment advisory fees payable, before fee waivers, by each Fund during its last fiscal year.

MANAGEMENT FEES PAYABLE
(expressed as a percentage of average net assets)

Balanced Fund.....................................................0.50%
Core Equity Fund..................................................0.70
Emerging Markets Fund.............................................1.25
Equity Fund.......................................................0.70
Index Fund........................................................0.20
International Fund................................................1.05
Small-Cap Aggressive Growth Fund..................................0.75
Small-Cap Opportunity Fund........................................0.75
Small-Cap Value Fund..............................................0.70
Bond Fund.........................................................0.65
Intermediate Government Bond Fund.................................0.45
Intermediate Tax-Exempt Bond Fund.................................0.45
Short/Intermediate Bond Fund......................................0.70
Tax-Exempt Bond Fund..............................................0.45


Government Money Market Fund, Money Market Fund and Tax-Exempt Money Market
Fund: 0.14% of each Fund's first $100 million of net assets plus 0.10% of the Fund's remaining net assets.

Because Select Fund invests all of its investable assets in the High Yield Bond Fund, it does not have an investment adviser and pays no direct advisory fee. The High Yield Bond Fund pays to HIM an investment advisory fee payable, before fee waivers, at an annual rate of 0.45%, based upon the average daily net assets of the Fund.

HIM may waive any portion of its investment advisory fees or reimburse Fund expenses from time to time. These arrangements are voluntary and may be terminated at any time.

Investment Sub-Advisers
--------------------------------------------------------------------------------

Hansberger Global Investors, Inc. (Hansberger) serves as investment sub-adviser to, and makes all investment decisions for, the International Fund and the Emerging Markets Fund. Hansberger, founded in 1994, is a wholly-owned subsidiary of Hansberger Group, Inc. and provides a broad range of portfolio management services to clients in the U.S. and abroad. As of December 31, 2002, Hansberger managed approximately $3.0 billion in assets. Hansberger is paid for its investment sub-advisory services from the advisory fees HIM receives.

HIM Monegy, Inc. ("Monegy") serves as investment sub-adviser to, and makes all the investment decisions for, the Fund. Monegy was originally formed in 1997 as a unit within the Bank of Montreal (the ultimate parent of HIM) to manage credit risk portfolios for third parties, focusing on U.S. high yield bonds. Monegy was separately incorporated and became a subsidiary of HIM in 2003.

Many persons on the staffs of the investment adviser and investment sub-advisers contribute to the investment management services provided to the Funds. The individuals named in the following section, however, are primarily responsible for the day-to-day investment management of the Funds.

INVESTMENT ADVISER
Harris Investment Management, Inc.
190 South LaSalle Street
Chicago, Illinois 60690

INVESTMENT SUB-ADVISERS
Hansberger Global Investors, Inc.
515 East Las Olas Blvd., Suite 1300
Fort Lauderdale, Florida 33301

HIM Monegy, Inc.
302 Bay Street
Toronto, Ontario M5X 1A1, Canada

                               PORTFOLIO MANAGERS
--------------------------------------------------------------------------------

Portfolio Managers of the Harris Insight Equity Funds
--------------------------------------------------------------------------------

BALANCED FUND

C. THOMAS JOHNSON, CFA, SENIOR PARTNER AND PORTFOLIO MANAGER (HIM)
Mr. Johnson joined HIM in 1990. He has served as manager of the Fund since it commenced operations in 1997 and has 33 years of experience in portfolio management.


CORE EQUITY FUND

T. ANDREW JANES, PARTNER AND PORTFOLIO MANAGER (HIM)
Mr. Janes joined HIM in 1999. He has served as manager of the Fund since then and has 17 years of portfolio management, investment research and trust administration experience.


EMERGING MARKETS FUND

THOMAS L. HANSBERGER, CHAIRMAN AND CHIEF EXECUTIVE OFFICER (HANSBERGER)
Before forming Hansberger in 1994, Mr. Hansberger was Chairman, President and Chief Executive Officer of Templeton Worldwide, Inc. While at Templeton, he served as director of research and was an officer, director or primary portfolio manager for several Templeton mutual funds. Mr. Hansberger leads the Emerging Markets Fund's portfolio team, which has managed the Fund since it commenced operations in 1997. The team includes:

     Francisco J. Alzuru, Managing Director, Latin America and Associate
         Director, Developed Markets Research
     Stephen W. Ho, Senior Vice President, Research
     Robert Mazuelos, Senior Vice President, Research
     Elena V. Denisova, Vice President, Research


EQUITY FUND

DONALD G. M. COXE, CHAIRMAN AND CHIEF STRATEGIST (HIM)
Mr. Coxe joined HIM in 1993. He has served as manager of the Fund since 1996 and has nearly 35 years of institutional investment management experience.


INDEX FUND

JON K. TESSEO, PRINCIPAL AND PORTFOLIO MANAGER (HIM)
Mr. Tesseo joined HIM in 1999. He has 12 years of portfolio management and investment research experience and was appointed manager of the Fund in 2000. Mr. Tesseo is also manager of the Small-Cap Value Fund and co-manager of the Small-Cap Aggressive Growth Fund.


INTERNATIONAL FUND

THOMAS L. HANSBERGER, CHAIRMAN AND CHIEF EXECUTIVE OFFICER (HANSBERGER)
Mr. Hansberger leads the International Fund's portfolio team, which has managed the Fund since 1997. See information for the Emerging Markets Fund. The team includes:

     Ronald W. Holt, Managing Director, Research
     Francisco J. Alzuru, Managing Director, Latin America and Associate
          Director, Developed Markets Research
     Aureole Foong, Managing Director, Emerging Markets Research


SMALL-CAP AGGRESSIVE GROWTH FUND

PAUL KLEINAITIS, PRINCIPAL AND PORTFOLIO MANAGER (HIM)
Mr. Kleinaitis joined HIM in 1999. He has served as co-manager of the Fund since it commenced operations in 2001 and has 16 years of portfolio management and investment research experience. Mr. Kleinaitis is also manager of the Small-Cap Opportunity Fund.


JON K. TESSEO, PRINCIPAL AND PORTFOLIO MANAGER (HIM)
Mr. Tesseo has served as co-manager of the Fund since it commenced operations in 2001. See information for the Index Fund.


SMALL-CAP OPPORTUNITY FUND

PAUL KLEINAITIS, PRINCIPAL AND PORTFOLIO MANAGER (HIM)
Mr. Kleinaitis has served as manager of the Fund since 1999. See information in the Small-Cap Aggressive Growth Fund.


SMALL-CAP VALUE FUND

JON K. TESSEO, PRINCIPAL AND PORTFOLIO MANAGER (HIM)
Mr. Tesseo has served as manager of the Fund since 1999. See information for the Index Fund.

Portfolio Managers of the Harris Insight Fixed Income Funds
--------------------------------------------------------------------------------

BOND FUND

LAURA ALTER, SENIOR PARTNER AND PORTFOLIO MANAGER (HIM)
Prior to joining HIM in 1994, Ms. Alter served as portfolio manager for a major mutual fund investment management firm. She has 18 years of experience in the fixed-income investment area and has served as co-manager of the Fund since it commenced operations in 1996. Ms. Alter is also co-manager of the Short/Intermediate Bond Fund.

MAUREEN SVAGERA, SENIOR PARTNER AND PORTFOLIO MANAGER (HIM)
Prior to joining HIM in 1994, Ms. Svagera was Principal/Vice President at an investment management firm where she focused on the mortgage and asset-backed securities markets. She has 20 years of experience in the fixed-income market and has served as co-manager of the Fund since it commenced operations in 1996. Ms. Svagera is also manager of the Intermediate Government Bond Fund and co-manager of the Short/Intermediate Bond Fund.


HIGH YIELD SELECT BOND FUND

This Fund does not have an investment adviser. This Fund invests in the High Yield Bond Fund whose portfolio managers are:

DAN ATACK, SENIOR PORTFOLIO MANAGER (MONEGY)
Mr. Atack has served as co-manager of the Fund since December 2003. He joined Monegy's predecessor business unit in 1997 and has 11 years experience in managing and trading credit risk assets, focusing on high yield securities for the last seven years.

SADHANA VALIA, PRESIDENT AND SENIOR PORTFOLIO MANAGER (MONEGY)
Ms. Valia has served as co-manager of the Fund since December 2003. She joined Monegy's predecessor business unit in 1998 and has 19 years experience in managing and trading credit risk assets, focusing on high yield securities for the last five years.


INTERMEDIATE GOVERNMENT BOND FUND

MAUREEN SVAGERA, SENIOR PARTNER AND PORTFOLIO MANAGER (HIM)
Ms. Svagera has served as manager of the Fund since it commenced operations in 1997. See information for the Bond Fund.


INTERMEDIATE TAX-EXEMPT BOND FUND

GEORGE W. SELBY, PRINCIPAL AND PORTFOLIO MANAGER (HIM)
Prior to joining HIM in 1998, Mr. Selby served as Executive Director of Municipal Bond Sales for a brokerage firm. He has 20 years of municipal bond sales experience and was appointed manager of the Fund in 1998. Mr. Selby is also manager of the Tax-Exempt Bond Fund.


SHORT/INTERMEDIATE BOND FUND

LAURA ALTER, SENIOR PARTNER AND PORTFOLIO MANAGER (HIM)
Ms. Alter has served as manager of the Fund since 1994. See information for the Bond Fund.

MAUREEN SVAGERA, SENIOR PARTNER AND PORTFOLIO MANAGER (HIM)
Ms. Svagera has served as co-manager of the Fund since 1996. See information for the Bond Fund.


TAX-EXEMPT BOND FUND

GEORGE W. SELBY, PRINCIPAL AND PORTFOLIO MANAGER (HIM)
Mr. Selby has served as manager of the Fund since 1998. See information for the Intermediate Tax-Exempt Bond Fund.




Portfolio Managers of the Harris Insight Money Market Funds
--------------------------------------------------------------------------------

GOVERNMENT MONEY MARKET FUND

RANDALL T. ROYTHER, SENIOR PARTNER AND PORTFOLIO MANAGER (HIM)
Mr. Royther joined HIM in 1994. He has 14 years of investment management experience and was appointed manager of the Fund in 1995.


MONEY MARKET FUND

RANDALL T. ROYTHER, SENIOR PARTNER AND PORTFOLIO MANAGER (HIM)
Mr. Royther has served as manager of the Fund since 1995. See information for the Government Money Market Fund.


TAX-EXEMPT MONEY MARKET FUND

KIMBERLY J. KEYWELL, PRINCIPAL AND PORTFOLIO MANAGER (HIM)
Prior to joining HIM in 1995, Ms. Keywell served as an Associate Portfolio Manager for the trust department of a large banking institution. She has 11 years of investment management experience and was appointed manager of the Fund in 1998.

                             PRICING OF FUND SHARES
--------------------------------------------------------------------------------

Shares of the Funds are bought and sold at net asset value
--------------------------------------------------------------------------------

Each Fund calculates its net asset value per share (NAV) on each day on which the New York Stock Exchange (NYSE) is open for regular session trading.

How the Funds calculate NAV
--------------------------------------------------------------------------------

The NAV of a class of shares of a Fund is determined by dividing the value of the securities and other assets, less liabilities, allocated to the class by the number of outstanding shares of the class.

Non-Money Market Funds
--------------------------------------------------------------------------------

The NAV is calculated as of the close of regular session trading on the NYSE (normally 4:00 p.m., Eastern time). A Fund's securities are valued based on market value or, where market quotations are not readily available, are based on fair value as determined in good faith by or under the direction of the Fund's Board of Trustees.

Foreign securities are valued on the basis of quotations from the primary markets in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates. If the value of a foreign security has been materially affected by events occurring after the close of a foreign market, it may be valued by another method that the Board believes reflects fair value. Foreign securities may trade in their local markets on weekends or other days when a Fund does not price its shares. Therefore, the NAV of Funds holding foreign securities may change on days when shareholders will not be able to buy or sell their Fund shares.

Money Market Funds
--------------------------------------------------------------------------------

The NAV for the Tax-Exempt Money Market Fund is calculated as of 12:00 Noon, Eastern time. The NAV for the Government Money Market Fund is calculated as of 3:00 p.m., Eastern time. The NAV for the Money Market Fund is calculated twice daily, as of 12:00 Noon and as of 3:30 p.m., Eastern time. In an attempt to maintain a stable NAV of $1.00 per share, securities held by each Money Market Fund are valued at amortized cost, which is approximately equal to market value.

                              SHAREHOLDER SERVICES
--------------------------------------------------------------------------------

                                HOW TO BUY SHARES
--------------------------------------------------------------------------------

Institutional shares are sold to the following investors:

o    Fiduciary and discretionary accounts of institutions

o Financial institutions, such as banks, savings institutions and credit unions

o    Pension and profit sharing and employee benefit plans and trusts

o    Insurance companies

o    Investment companies

o    Investment advisers

o Broker/dealers investing for their own accounts or for the accounts of other institutional investors

Institutional shares may also be sold to directors, trustees, officers and employees of the Funds, the investment adviser, Harris Trust and its affiliated banks, the distributor and the investment adviser's other investment advisory clients.

Opening A new account
--------------------------------------------------------------------------------

There are three convenient ways to invest in the Harris Insight Funds.

 BY MAIL
 Complete and sign an application for Institutional Shares.

 Make your check payable to the Harris Insight Funds.

 If you are adding to your existing account, indicate your Fund account number directly on the check.

 Mail your application and check to: Harris Insight Funds, c/o PFPC Inc., P.O. Box 9829, Providence, RI 02940-8029

--------------------------------------------------------------------------------
 BY BANK WIRE

 Call the Funds at 800.625.7073, during business hours, to initiate your purchase.

 Please be sure to furnish your taxpayer identification number.

 Then wire your investment to:

   PNC Bank, N.A., Philadelphia, PA, ABA #0310-0005-3
   For Credit To: Harris Insight Funds 85-5093-2950
   Re: [Name of Fund]-- Institutional Shares
   Account No.:
   Account Name:
   Taxpayer ID No.:

 If you are opening a new account, please complete and mail the account application form to the Funds at the address given under "By mail."

 The Funds currently do not charge investors for the receipt of wire transfers, although your bank may charge you for their wiring services.

--------------------------------------------------------------------------------

 THROUGH FINANCIAL INSTITUTION/PROFESSIONAL

 Contact your financial institution or professional for more information.

 Important note: Each institution or professional may have its own procedures and requirements for buying shares and may charge fees.

The Harris Insight Funds' Institutional Shares class requires a minimum investment of $250,000 to initiate an investment program. This minimum investment is waived for directors, trustees, officers and employees of the Funds, HIM, Harris Trust and its affiliated banks, the distributor and HIM's other investment advisory clients. This minimum investment is also waived for
(a) rollover accounts from existing clients of HIM or Harris Trust for which retirement plan services are currently provided; and (b) certain mutual fund wrap programs that offer asset allocation services and whose clients will, in the aggregate, invest at least $250,000. At the discretion of Fund management, advisory clients' accounts may be aggregated to meet the minimum requirement.

Orders placed directly with the Funds must be paid for by check or bank wire before the order will be executed. The Funds do not accept third-party checks. Payment for shares purchased through a financial institution will not be due until settlement date, normally three business days after the order has been executed.

Shares are purchased at the NAV next calculated after your investment is received. The Funds reserve the right to reject any purchase order.

Please indicate whether you would like the ability to buy, redeem or exchange shares by telephone or wire when you complete your application.

More about buying shares
--------------------------------------------------------------------------------
TAXPAYER IDENTIFICATION

You must certify whether you are subject to withholding for failing to report income to the Internal Revenue Service. Investments received without a certified taxpayer identification number may be returned.

HOURS OF OPERATION

 The Funds are open for business each day the New York Stock Exchange (NYSE) is open for regular session trading. The Funds are closed for business on:

 New Year's Day                   Good Friday               Labor Day
 Martin Luther King, Jr. Day      Memorial Day              Thanksgiving Day
 Presidents' Day                  Independence Day          Christmas Day

 You may call 800.982.8782 to speak with a Fund representative Monday through Friday from 8:00 a.m. to 5:00 p.m., Central time.


                               HOW TO SELL SHARES
--------------------------------------------------------------------------------

Accessing your money
--------------------------------------------------------------------------------

You may sell or redeem some or all of your shares when the Funds are open for business by doing one of the following.

--------------------------------------------------------------------------------
 BY MAIL AND CHECK

 You may sell shares by writing the Funds at:

   Harris Insight Funds
   c/o PFPC Inc.,
   P.O. Box 9829,
   Providence, RI 02940-8029

 A check for your proceeds will be mailed to you.

--------------------------------------------------------------------------------
 BY TELEPHONE AND CHECK

 If you have chosen the telephone redemption privilege, you may call 800.625.7073, during business hours, to sell your shares.

 A check for your proceeds will be mailed to you.

--------------------------------------------------------------------------------
 BY TELEPHONE AND BANK WIRE

 If you have chosen the wire redemption privilege, you may call 800.625.7073, during business hours, to sell your shares and have your proceeds wired to a pre-designated bank account.

--------------------------------------------------------------------------------
 THROUGH FINANCIAL INSTITUTION/PROFESSIONAL

 Contact your financial institution or professional for more information.

 Important note: Each institution of professional may have its own procedures and requirements for selling shares and may charge fees.

--------------------------------------------------------------------------------

A redemption request should be accompanied by your account number, the exact name(s) on your account and your social security or taxpayer identification number. Some redemption requests require a signature guarantee. (See below for more information.)

Except for the Money Market Funds, each Fund reserves the right to pay redemptions "in kind" - payment in portfolio securities rather than cash - if the amount you are redeeming is large enough to affect a Fund's operations (limited to amounts more than $250,000 or representing more than 1% of the Fund's assets). In these cases, you might incur brokerage costs in converting the securities to cash.

Contingent Redemption Fee
--------------------------------------------------------------------------------

The Emerging Markets Fund, the International Fund, the Small-Cap Opportunity Fund and the Small-Cap Value Fund are intended for long-term investors. In each such Fund, short-term "market timers" who engage in frequent purchases and redemptions can disrupt the Fund's investment program and create additional transaction costs that are borne by all shareholders. For these reasons, each of the Emerging Markets Fund, the International Fund, the Small-Cap Opportunity Fund and the Small-Cap Value Fund assesses a redemption fee in the amount of 2.00% on redemptions of shares of these Funds that have been held for 90 days or less from the time of purchase.

The redemption fee will be paid to the applicable Fund to help offset brokerage and other Fund costs associated with redemptions. Each Fund will use the "First-in, First-out" (FIFO) method to determine the holding period of an investor's shares. Under this method, the date of the redemption will be compared with the earliest purchase date of Fund shares held in the account. If this holding period is 90 days or less, the redemption fee will be assessed. Redemption fees are not sales loads or contingent deferred sales loads.

The redemption fee does not apply to any shares purchased through the reinvestment of dividends or capital gains. Upon satisfactory documentation confirming eligibility for a waiver, the redemption fee will be waived for any redemption due to: (a) the death or disability of the accountholder after the date of purchase; (b) compliance with a court order; (c) termination or dissolution of a qualified retirement plan; or (d) hardship withdrawal under applicable laws and regulations.

If you believe you qualify for a waiver from the redemption fee, you will need to provide documentation to the Funds. For more information, you should contact your financial institution or professional, or the Funds directly at 800.982.8782.

More about redemptions
--------------------------------------------------------------------------------

WHEN ORDERS ARE PROCESSED

Your shares will be sold at the NAV next calculated after your order is received in good order by the Funds' transfer agent. Your order will be processed and a check for the proceeds will be mailed to you promptly.

Payment by wire will be sent as follows:

o For all Funds other than the Money Market Fund, redemption proceeds will generally be sent the following business day.

o For the Money Market Fund, in the case of requests received by 12:00 Noon (Eastern time), redemption proceeds will be generally sent by 2:30 p.m. (Eastern time); in the case of requests received by 3:30 p.m. (Eastern time), payment will generally be made by 5:00 p.m. (Eastern time); and in the case of requests received after 3:30 p.m. (Eastern time), payment will generally be made the next business day.

Please note that proceeds for redemption requests made shortly after a recent purchase by check will be distributed only after the check clears, which may take up to 15 days.

Under law, a fund may suspend redemptions or postpone the payment of redemption proceeds when the NYSE is closed (other than customary weekend and holiday closings), when trading on the NYSE is restricted, during an emergency (as determined by the SEC) that makes disposal or valuation of portfolio securities not reasonably practicable, or at other times as the SEC may permit.

MINIMUM AMOUNT REQUIRED FOR WIRE SALES

The minimum amount of redemption proceeds that may be wired is $1,000. Otherwise, a check for redemption proceeds is mailed to your address of record. The Funds reserve the right to change this minimum or to terminate the privilege.

SIGNATURE GUARANTEES

The Funds use signature guarantees on certain redemption requests to protect you and the Funds from unauthorized account transfers. A signature guarantee is required when a redemption check is -

o    Payable to anyone other than the shareholder(s) of record

o    To be mailed to an address other than the address of record

o    To be wired to a bank other than one previously authorized.

Signature guarantees may be obtained from a domestic bank or trust company, broker, dealer, clearing agency or savings association that participates in a medallion program recognized by the Securities Transfer Association.

CHECKWRITING (FOR THE MONEY MARKET FUND ONLY)

Checkwriting is available for the Harris Insight Money Market Fund. If you are an investor in the Fund and have completed the checkwriting portion of your application and signature card, you may redeem shares by writing a check against your account. When a check is presented to the transfer agent for payment, the Fund's custodian will cause the Fund to redeem a sufficient number of shares in your account to cover the amount of the check.

You will continue to earn income on your shares until a check is presented to the transfer agent for payment. The minimum check amount is $500.

If you are opening a new account and wish to establish the checkwriting option, you must complete the account application and signature card. If you already have an account, you may contact the Harris Insight Funds at 800.625.7073 for the necessary checkwriting application. Upon receipt of this form, checks will be forwarded to you.

This privilege is not available for IRAs, SEP-IRAs, 401(k), 403(b), Keogh or other retirement accounts.

The checkwriting privilege is subject to the customary rules and regulations governing checkwriting:

o FOR JOINT TENANT ACCOUNTS, each shareholder must sign each check, unless the shareholders have authorized fewer signatures and such election is on file with the Fund's transfer agent.

o A SUFFICIENT NUMBER OF SHARES IS REQUIRED to cover the amount of the check. If you do not own enough shares to cover a check when presented, the check will be returned to the payee marked "insufficient funds".

o A CHECK MAY BE RETURNED if it is for less than $500 or if the check would require the redemption of shares purchased by check or electronic funds transfer within the ten previous business days.

The Fund and the custodian reserve the right to terminate or modify the checkwriting privilege or to impose a service fee in connection with the privilege.

Charges may be imposed for returned checks, stop-payment orders, copies of cancelled checks and other special services.

REDEMPTION OF SHARES IN SMALLER ACCOUNTS

Each Fund reserves the right to close a shareholder's account and mail the proceeds to the shareholder if the value of the account is reduced below $500 ($250 in the case of a retirement account), unless the reduction is due to market activity. However, the shareholder will first be notified in writing and permitted 30 days to increase the balance.

Additional shareholder services and information
--------------------------------------------------------------------------------

EXCHANGING SHARES

You can exchange your Institutional Shares of a Fund for Institutional Shares of any other Harris Insight Fund, provided that:

o    Your shares have been held for at least seven days,

o    Your account registration for both Funds is the same,

o    The shares you wish to buy are registered for sale in your home state, and

o You make no more than five "round trips" through a non-money market fund during a calendar year.

     A "round trip" is a redemption from a Fund followed by a purchase back into the same Fund. Fund management reserves the right to waive this limitation for specific transactions that are determined to be for de minimis amounts or are otherwise determined not to be detrimental to the management of a Fund.

Under certain circumstances, the Funds may:

o    Further limit the number of exchanges between Funds

o    Reject a telephone exchange order

o    Modify or discontinue the exchange privilege upon 60 days' written notice

The procedures that apply to redeeming shares also apply to exchanging shares.

TELEPHONE TRANSACTIONS

You may give up some level of security by choosing to buy or sell shares by telephone rather than by mail. The Funds will employ reasonable procedures to confirm that telephone instructions are genuine. If the Funds or their service providers follow these procedures, they will not be liable for any losses arising from unauthorized or fraudulent instructions and you may be responsible for unauthorized requests.

Please verify the accuracy of instructions immediately upon receipt of confirmation statements. You may bear the risk of loss from an unauthorized telephone transaction.

During times of drastic economic or market changes, telephone redemption and exchange privileges may be difficult to implement. In the event that you are unable to reach the Funds by telephone, requests may be mailed or hand-delivered to the Funds c/o PFPC Inc., 103 Bellevue Parkway, Wilmington, DE 19809.

REGULAR REPORTS

Your investment will be easy to track. During the year, you will receive:

o    An annual account statement

o    A quarterly consolidated statement

o    A confirmation statement, each time you buy, sell or exchange shares

o Annual and semi-annual reports to shareholders for each Fund in which you invest.

                        DIVIDENDS AND TAX CONSIDERATIONS
--------------------------------------------------------------------------------

Dividends of net investment income, if any, are declared and paid at least annually by each Fund. Following is the schedule of payments:

   FUND                                               DECLARED AND PAID
---------------------------------------------------------------------------
   Balanced Fund                                      Quarterly
---------------------------------------------------------------------------
   Core Equity Fund                                   Annually
---------------------------------------------------------------------------
   Emerging Markets Fund                              Annually
---------------------------------------------------------------------------
   Equity Fund                                        Quarterly
---------------------------------------------------------------------------
   Index Fund                                         Quarterly
---------------------------------------------------------------------------
   International Fund                                 Annually
---------------------------------------------------------------------------
   Small-Cap Aggressive Growth Fund                   Annually
---------------------------------------------------------------------------
   Small-Cap Opportunity Fund                         Annually
---------------------------------------------------------------------------
   Small-Cap Value Fund                               Annually
---------------------------------------------------------------------------
   Bond Fund                                          Daily/Monthly
---------------------------------------------------------------------------
   High Yield Select Bond Fund                        Daily/Monthly
---------------------------------------------------------------------------
   Intermediate Government Bond Fund                  Daily/Monthly
---------------------------------------------------------------------------
   Intermediate Tax-Exempt Bond Fund                  Daily/Monthly
---------------------------------------------------------------------------
   Short/Intermediate Bond Fund                       Daily/Monthly
---------------------------------------------------------------------------
   Tax-Exempt Bond Fund                               Daily/Monthly
---------------------------------------------------------------------------
   Government Money Market Fund                       Daily/Monthly
---------------------------------------------------------------------------
   Money Market Fund                                  Daily/Monthly
---------------------------------------------------------------------------
   Tax-Exempt Money Market Fund                       Daily/Monthly
---------------------------------------------------------------------------

Any capital gains are declared and paid at least annually.

All distributions may be invested in additional shares of the same Fund at NAV and credited to your account on the ex-date, or paid in cash on the payment date. Distribution checks and account statements will be mailed approximately two business days after the payment date.

Tax considerations
--------------------------------------------------------------------------------

Following is a brief discussion of the general tax treatment of various distributions from the Funds. It is not an exhaustive discussion, and your particular tax status may be different. We encourage you to consult with your own tax adviser about federal, state and local tax considerations.

The tax status of any distribution is the same regardless of how long you have held shares of the Fund and whether you reinvest in additional shares or take it in cash:

o All dividends paid, including net short-term capital gains (except "exempt-interest dividends") are taxable to you as ordinary income.

o Distributions of net long-term capital gains, if any, are taxable to you as long-term capital gains regardless of how long you have held the shares.

o You may realize a taxable gain or loss when you sell shares or exchange shares between Funds, depending on your tax basis in the shares and the value of those shares at the time of the transaction.

Investment income received by a Fund from sources within foreign countries may be subject to foreign income taxes withheld at the source. If a Fund pays nonrefundable taxes to foreign governments during the year, the taxes will reduce the Fund's dividends but will still be included in your taxable income. However, you may be able to claim an offsetting credit or deduction on your tax return for your share of foreign taxes paid by a Fund.

                            DISTRIBUTION ARRANGEMENTS
--------------------------------------------------------------------------------

Multiple classes
--------------------------------------------------------------------------------

Each of the Small-Cap Aggressive Growth Fund and High Yield Bond Fund offers one class of shares: Institutional Shares. Each of the Government Money Market Fund and Tax-Exempt Money Market Fund offers three classes of shares: N Shares, Service Shares and Institutional Shares. The Index Fund offers three classes of shares: N Shares, B Shares and Institutional Shares. Each of the Emerging Markets Fund, Equity Income Fund, International Fund and High Yield Select Bond Fund (formerly named Convertible Securities Fund) offers three classes of shares: A Shares, N Shares and Institutional Shares. Each of the Balanced Fund, Core Equity Fund, Equity Fund, Small-Cap Opportunity Fund, Small-Cap Value Fund, Bond Fund, Intermediate Government Bond Fund, Intermediate Tax-Exempt Bond Fund, Short/Intermediate Bond Fund and Tax-Exempt Bond Fund offers four classes of shares: A Shares, N Shares, B Shares and Institutional Shares. The Money Market Fund offers five classes of shares: N Shares, B Shares, Service Shares, Exchange Shares and Institutional Shares. Service Shares and Exchange Shares are each offered by separate prospectus. A Shares, N Shares and B Shares are offered by a combined separate prospectus. Shares of each of the Equity Income Fund and High Yield Bond Fund are offered by separate prospectuses.

                        MASTER FUND/FEEDER FUND STRUCTURE
--------------------------------------------------------------------------------

The Board of Trustees has the authority to convert any Fund to a "feeder" fund in a Master Fund/Feeder Fund Structure in which the Fund, instead of investing in portfolio securities directly, would seek to achieve its investment objective by investing all of its investable assets in a separate "master" fund having the same investment objectives and substantially similar investment restrictions. Other funds with similar objectives and restrictions could also invest in the same Master Fund. The purpose of such an arrangement is to achieve greater operational efficiencies and reduce costs.

The High Yield Select Bond Fund ("Select Fund") is a "feeder" fund in a master fund/feeder fund structure in which Select Fund, instead of investing all of its assets directly in a portfolio of securities, pursues its investment objective by investing all of its investable assets in the High Yield Bond Fund, which has the same investment objective and substantially the same investment restrictions as Select Fund. Other investors may also invest in the High Yield Bond Fund. The High Yield Bond Fund is offered by a separate prospectus.

Select Fund indirectly bears its proportionate share of the High Yield Bond Fund's expenses. Select Fund sets its own transaction minimums, fund-specific expenses and conditions. The investment performance of Select Fund depends on the investment performance of the High Yield Bond Fund.

If Select Fund, as an investor in the High Yield Bond Fund, is requested to vote on any matter pertaining to the High Yield Bond Fund, Select Fund will solicit proxies from its shareholders and vote its interest in the High Yield Bond Fund for and against such matters proportionately to the instructions to vote for and against such matters received from Select Fund shareholders. Select Fund will vote shares for which it receives no voting instructions in the same proportion as the shares for which it receives voting instructions. There can be no assurance that any matter receiving a majority of votes cast by Select Fund shareholders will receive a majority of votes cast by all investors in the High Yield Bond Fund. If other investors hold a majority interest in the High Yield Bond Fund, they could have voting control over the High Yield Bond Fund.

The Board of Trustees retains the right to withdraw the assets of Select Fund from the High Yield Bond Fund if the Board believes doing so is in the best interests of Select Fund and its shareholders. If the Board withdraws assets of Select Fund, the Board would consider how the Fund should invest or what other action should be taken.

The SAI contains more information about the Funds, the Master Fund/Feeder Fund Structure and the types of securities in which the Funds may invest.

                                  TERMS TO KNOW
--------------------------------------------------------------------------------

ALTERNATIVE MINIMUM TAX (AMT)

A federal tax designed to ensure that individuals, trusts, estates and companies are limited in their deductions, exemptions, and tax credits when calculating federal income tax liability.

ASSET-BACKED SECURITIES

Securities collateralized by credit card loans or other accounts receivable.

COMMERCIAL PAPER

Short-term securities that are issued by corporations and other borrowers to finance their current obligations and are typically unsecured. Issues of commercial paper normally have maturities of less than nine months and have fixed rates of return.

CONVERTIBLE SECURITIES

Bonds, debentures, notes, preferred stock or other securities that are convertible into common stock. Convertible securities have some unique return characteristics relative to market fluctuations:

o    When equity markets go up, they tend to rise in price

o When interest rates rise, they tend to decline relatively less in price than long-term bonds

CREDIT QUALITY

A bond's credit quality depends on the issuer's ability to pay interest on the bond and ultimately, to repay the principal. Credit quality is evaluated by one of the independent bond-rating agencies (for example, Moody's or Standard & Poor's) or by a fund adviser's independent analysis. The lower the rating, the greater the chance - in the rating agency's or adviser's opinion - that the bond issuer will default, or fail to meet its payment obligations. All things being equal, the lower a bond's credit rating, the higher its yield should be to compensate investors for assuming additional risk. Bonds rated in one of the four highest rating categories are considered "investment-grade"; other bonds may be considered by the adviser to be investment grade.

DEPOSITARY RECEIPTS

Securities that typically are issued by a financial institution or depository, and represent interests in underlying securities that have been deposited with the depository by a U.S. or foreign issuer.

DOLLAR-WEIGHTED AVERAGE MATURITY

An average of all of the maturities of a fund's securities holdings, weighted according to each security's dollar value relative to the rest of the holdings.

EMERGING MARKETS COUNTRY

The World Bank and other international agencies define a developing country on the basis of such factors as trade initiatives, per capita income and level of industrialization. There are over 130 countries that are emerging or developing under this standard and approximately 40 of these countries have stock markets. Emerging markets countries generally include every nation in the world except the U.S., Canada, Japan, Australia, New Zealand and most nations located in Western Europe.

EXEMPT-INTEREST DIVIDENDS

Dividends paid by tax-exempt funds that are exempt from federal income tax. Exempt-interest dividends are not necessarily exempt from state and local income taxes.

HIGH-YIELD BONDS

High-yield bonds, or "junk bonds", are bonds issued by companies or other entities whose ability to pay interest and principal on their debts in a timely manner is considered questionable. Such bonds are rated "below investment grade" by independent rating agencies. Because they are riskier than investment grade bonds, high-yield bonds typically must pay more interest to attract investors. Some high-yield bonds are issued by smaller, less-seasoned companies, while others are issued as part of a corporate restructuring, such as an acquisition, merger, or leveraged buyout. Some high-yield bonds were once rated as investment-grade but have been downgraded to junk-bond status because of financial difficulties experienced by their issuers. Conversely, an issuer's improving financial condition may result in an upgrading of its junk bonds to investment-grade status.

LEHMAN BROTHERS AGGREGATE BOND INDEX

An index measuring the total return of approximately 6,500 U.S. bonds.

MARKET CAPITALIZATION

The total market value of a company's outstanding shares of common stock, calculated by multiplying the number of shares outstanding by the current market price of the shares.

MORTGAGE-BACKED SECURITIES

Debt issues, based on a pool of underlying mortgages, that make interest and principal payments to investors.

MUNICIPAL SECURITIES

Bonds and other obligations issued by state and local governments to finance operations or projects. These securities make interest payments that are exempt from federal income tax.

REPURCHASE AGREEMENTS

A binding agreement enabling a bank or broker to borrow money, using securities as collateral, with a promise to buy back the securities at a specified price, usually within 90 days.

S&P 500 STOCK INDEX FUTURES CONTRACTS

Agreements whereby one party agrees to accept, and the other party agrees to deliver, a dollar amount based on the value of the S&P 500 on a specified future date. Purchasers of index futures contracts may participate in the performance of the securities included in the index without committing the full amount of capital required to purchase all of the individual securities.

STANDARD & POOR'S 500 STOCK INDEX (S&P 500(R))

An unmanaged index consisting of 500 widely held U.S. common stocks. The stocks in the index are chosen based on industry representation, liquidity and stability. The index is designed to reflect the returns of many different sectors of the U.S. economy.

U.S. GOVERNMENT SECURITIES

Obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

ZERO-COUPON SECURITIES

Securities that do not pay a stated interest rate but are sold at a deep discount to their value at maturity. The difference between a security's discounted price and its full value at maturity represents the payment of interest.

                       This page left blank intentionally

                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand a Fund's financial performance for the past 5 years (or, if shorter, the period of the Fund's operations). Certain information reflects financial results for a single Fund Share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in Institutional Shares of each Fund, assuming reinvestment of all dividends and distributions. For the fiscal year ended December 31, 2002, this information has been derived from the financial statements audited by KPMG LLP, independent accountants, whose report, along with the Funds' financial statements, is included in the Funds' annual report, which is available upon request. For periods up to and including the year ended December 31, 2001, this information has been derived from the financial statements audited by other independent accountants. [2003 financial highlights to be added]

These financial highlights should be read with the financial statements.


                               NET                      NET
                              ASSET                REALIZED AND   DISTRIBUTIONS DISTRIBUTIONS  REDEMPTION
                              VALUE       NET       UNREALIZED      FROM NET      FROM NET    FEES ADDED TO
                            BEGINNING INVESTMENT    GAIN/(LOSS)    INVESTMENT     REALIZED       PAID-IN
                            OF PERIOD   INCOME    ON INVESTMENTS     INCOME         GAINS        CAPITAL
===========================================================================================================
-------------
BALANCED FUND
-------------
INSTITUTIONAL SHARES
12/31/03
12/31/02                     $13.01    $ 0.310        $(1.470)      $(0.310)      $    --        $ --
12/31/01                      13.27      0.362         (0.216)       (0.364)       (0.042)         --
12/31/00                      12.38      0.389          1.115        (0.391)       (0.223)         --
12/31/99                      14.44      0.444         (0.668)       (0.435)       (1.401)         --

-----------------
CORE EQUITY FUND
-----------------
INSTITUTIONAL SHARES
12/31/03
12/31/02                     $20.96    $ 0.053        $(4.953)      $(0.052)      $(0.278)       $ --
12/31/01                      24.84      0.031         (3.031)       (0.025)       (0.855)         --
12/31/00                      29.14     (1.903)        (0.310)           --        (2.087)         --
12/31/99                      26.25     (0.042)         4.319            --        (1.387)         --

---------------------
EMERGING MARKETS FUND
---------------------
INSTITUTIONAL SHARES
12/31/03
12/31/02                     $ 6.80    $ 0.019        $(0.148)      $(0.015)        $  --      $0.004(4)
12/31/01                       6.88      0.043         (0.085)       (0.038)           --          --
12/31/00                       9.64      0.033         (2.786)       (0.007)           --          --
12/31/99                       5.87     (0.004)         3.790        (0.016)           --          --

-----------
EQUITY FUND
-----------
INSTITUTIONAL SHARES
12/31/03
12/31/02                     $11.43     $0.056        $(2.449)      $(0.057)        $  --        $ --
12/31/01                      12.55      0.062         (0.426)       (0.062)       (0.694)         --
12/31/00                      14.63      0.049          1.113        (0.047)       (3.195)         --
12/31/99                      17.03      0.049         (0.339)       (0.050)       (2.060)         --

----------
INDEX FUND
----------
INSTITUTIONAL SHARES
12/31/03
12/31/02                     $23.91     $0.244        $(5.501)      $(0.243)      $(0.350)       $ --
12/31/01                      28.39      0.241         (3.742)       (0.242)       (0.737)         --
12/31/00                      33.21      0.274         (3.337)       (0.270)       (1.487)         --
12/31/99                      28.35      0.307          5.420        (0.305)       (0.562)         --

------------------
INTERNATIONAL FUND
------------------
INSTITUTIONAL SHARES
12/31/03
12/31/02                     $11.54    $ 0.092        $(1.808)      $(0.068)        $  --      $0.054(4)
12/31/01                      14.36      0.055         (2.825)       (0.050)           --          --
12/31/00                      15.89      0.120         (1.606)       (0.044)           --          --
12/31/99                      12.55      0.117          3.309        (0.086)           --          --



                                NET                    NET                      RATIO OF EXPENSES
                               ASSET                 ASSETS        RATIO OF        TO AVERAGE        RATIO OF NET
                               VALUE                 END OF       EXPENSES TO      NET ASSETS      INVESTMENT INCOME  PORTFOLIO
                              END OF       TOTAL     PERIOD       AVERAGE NET      (EXCLUDING       TO AVERAGE NET    TURNOVER
                              PERIOD      RETURN      (000)         ASSETS          WAIVERS)            ASSETS          RATE
================================================================================================================================
-------------
BALANCED FUND
-------------
INSTITUTIONAL SHARES
12/31/03
12/31/02                     $11.54       (9.02)%    $ 47,015          0.88%             1.12%            2.50%          69.89%
12/31/01                      13.01        1.21        52,552          0.88              1.10             2.77           65.21
12/31/00                      13.27       12.31        56,197          0.88              1.14             2.99          141.47
12/31/99                      12.38       (1.30)       21,871          0.88              1.05             2.84           67.77

-----------------
CORE EQUITY FUND
-----------------
INSTITUTIONAL SHARES
12/31/03
12/31/02                     $15.73      (23.54)%    $ 98,487          1.10%             1.24%            0.27%          67.66%
12/31/01                      20.96      (12.31)      150,175          1.10              1.21             0.14           41.63
12/31/00                      24.84       (7.67)      166,310          1.10              1.16            (0.22)          43.74
12/31/99                      29.14       16.56       182,283          1.10              1.14            (0.16)          35.11

---------------------
EMERGING MARKETS FUND
---------------------
INSTITUTIONAL SHARES
12/31/03
12/31/02                     $ 6.66       (1.84)%    $ 96,652          1.66%             1.71%            0.41%          34.20%
12/31/01                       6.80       (0.60)       40,063          1.74              1.89             0.78           26.93
12/31/00                       6.88      (28.55)       32,313          1.67              1.71             0.37           78.65
12/31/99                       9.64       64.53        38,155          1.70              1.76            (0.17)          53.69

-----------
EQUITY FUND
-----------
INSTITUTIONAL SHARES
12/31/03
12/31/02                     $ 8.98      (20.99)%    $238,301          0.95%             0.97%            0.53%          61.83%
12/31/01                      11.43       (3.00)      313,186          0.94              0.95             0.51           77.79
12/31/00                      12.55        8.48       346,111          0.93              0.93             0.31           68.09
12/31/99                      14.63       (1.57)      579,754          0.90              0.91             0.29           65.13

----------
INDEX FUND
----------
INSTITUTIONAL SHARES
12/31/03
12/31/02                     $18.06      (22.21)%    $354,499          0.45%             0.53%            1.18%           6.42%
12/31/01                      23.91      (12.30)      432,923          0.45              0.50             0.93            4.26
12/31/00                      28.39       (9.33)      532,044          0.45              0.47             0.85            8.39
12/31/99                      33.21       20.40       549,696          0.45              0.46             1.04            2.17

------------------
INTERNATIONAL FUND
------------------
INSTITUTIONAL SHARES
12/31/03
12/31/02                     $ 9.81      (14.41)%    $141,034          1.40%             1.43%            0.85%          22.38%
12/31/01                      11.54      (19.29)      177,337          1.36              1.37             0.75           38.32
12/31/00                      14.36       (9.34)      254,642          1.35              1.36             0.82           76.86
12/31/99                      15.89       27.33       272,886          1.35              1.35             0.86           48.49






44-45 spread


                               NET                      NET
                              ASSET                REALIZED AND   DISTRIBUTIONS DISTRIBUTIONS  REDEMPTION
                              VALUE       NET       UNREALIZED      FROM NET      FROM NET    FEES ADDED TO
                            BEGINNING INVESTMENT    GAIN/(LOSS)    INVESTMENT     REALIZED       PAID-IN
                            OF PERIOD   INCOME    ON INVESTMENTS     INCOME         GAINS        CAPITAL
===========================================================================================================
--------------------------------
SMALL-CAP AGGRESSIVE GROWTH FUND
--------------------------------
INSTITUTIONAL SHARES
12/31/03
12/31/02                     $ 9.68    $(0.032)       $(1.968)        $  --          $ --        $ --
01/09/01(3) to 12/31/01       10.00     (0.014)        (0.306)           --            --          --

--------------------------
SMALL-CAP OPPORTUNITY FUND
--------------------------
INSTITUTIONAL SHARES
12/31/03
12/31/02                     $17.70    $(0.086)       $(2.496)        $  --           $--      $0.002 (4)
12/31/01                      19.88     (0.119)        (1.792)           --        (0.269)         --
12/31/00                      24.17     (0.145)         1.528            --        (5.673)         --
12/31/99                      17.85     (0.039)         7.124            --        (0.765)         --

--------------------
SMALL-CAP VALUE FUND
--------------------
INSTITUTIONAL SHARES
12/31/03
12/31/02                     $36.88     $0.154        $(4.814)      $(0.131)      $(0.306)     $0.007 (4)
12/31/01                      37.35      0.117          1.931        (0.117)       (2.401)         --
12/31/00                      30.29      0.031          9.854        (0.030)       (2.795)         --
12/31/99                      30.69      0.124          0.015        (0.122)       (0.417)         --

---------
BOND FUND
---------
INSTITUTIONAL SHARES
12/31/03
12/31/02                     $10.25     $0.582        $ 0.130       $(0.582)       $   --        $ --
12/31/01                      10.06      0.631          0.190        (0.631)           --          --
12/31/00                       9.49      0.623          0.570        (0.623)           --          --
12/31/99                      10.20      0.611         (0.702)       (0.611)       (0.008)         --

-----------------------------------------------------------------------------
HIGH YIELD SELECT BOND FUND (PRIOR TO 1/2/03 THE CONVERTIBLE SECURITIES FUND)
-----------------------------------------------------------------------------
INSTITUTIONAL SHARES
12/31/03
12/31/02                     $19.47     $0.737        $(3.055)      $(0.662)       $   --        $ --
12/31/01                      24.27      0.756         (4.466)       (0.756)       (0.334)         --
12/31/00                      30.55      0.923         (2.851)       (0.922)       (3.430)         --
12/31/99                      24.14      0.983          6.544        (0.978)       (0.139)         --

---------------------------------
INTERMEDIATE GOVERNMENT BOND FUND
---------------------------------
INSTITUTIONAL SHARES
12/31/03
12/31/02                     $16.79     $0.870        $ 0.840       $(0.870)       $   --        $ --
12/31/01                      16.55      1.005          0.240        (1.005)           --          --
12/31/00                      15.56      0.986          0.990        (0.986)           --          --
12/31/99                      16.61      0.916         (1.050)       (0.916)           --          --

---------------------------------
INTERMEDIATE TAX-EXEMPT BOND FUND
---------------------------------
INSTITUTIONAL SHARES
12/31/03
12/31/02                     $10.91     $0.481        $ 0.570       $(0.481)       $   --        $ --
12/31/01                      10.82      0.506          0.090        (0.506)           --          --
12/31/00                      10.22      0.513          0.600        (0.513)           --          --
12/31/99                      10.70      0.423         (0.467)       (0.423)       (0.013)         --






                                 NET                    NET                      RATIO OF EXPENSES
                                ASSET                 ASSETS        RATIO OF        TO AVERAGE        RATIO OF NET
                                VALUE                 END OF       EXPENSES TO      NET ASSETS      INVESTMENT INCOME  PORTFOLIO
                               END OF       TOTAL     PERIOD       AVERAGE NET      (EXCLUDING       TO AVERAGE NET    TURNOVER
                               PERIOD      RETURN      (000)         ASSETS          WAIVERS)            ASSETS          RATE
================================================================================================================================
--------------------------------
SMALL-CAP AGGRESSIVE GROWTH FUND
--------------------------------
INSTITUTIONAL SHARES
12/31/03
12/31/02                      $ 7.68      (20.66)%     $ 7,278          1.00%             1.36%           (0.38)%        107.48%
01/09/01(3) to 12/31/01         9.68       (3.20)(2)    7,854           1.00(1)           2.53(1)         (0.15)(1)       59.94(1)

--------------------------
SMALL-CAP OPPORTUNITY FUND
--------------------------
INSTITUTIONAL SHARES
12/31/03
12/31/02                      $15.12      (14.58)%    $323,683          1.20%             1.27%           (0.51)%         76.97%
12/31/01                       17.70       (9.65)      411,368          1.20              1.25            (0.67)          85.04
12/31/00                       19.88        6.75       465,215          1.20              1.22            (0.70)          86.88
12/31/99                       24.17       40.14       432,071          1.20              1.21            (0.50)          59.99

--------------------
SMALL-CAP VALUE FUND
--------------------
INSTITUTIONAL SHARES
12/31/03
12/31/02                      $31.79      (12.76)%    $216,922          0.99%             1.09%            0.43%         134.99%
12/31/01                       36.88        5.57       248,031          0.99              1.08             0.36           80.85
12/31/00                       37.35       34.45       149,791          0.99              1.08             0.10           80.97
12/31/99                       30.29        0.49       115,544          0.99              1.04             0.37           70.84

---------
BOND FUND
---------
INSTITUTIONAL SHARES
12/31/03
12/31/02                      $10.38        7.18%     $216,106          0.60%             0.96%            5.69%          65.39%
12/31/01                       10.25        8.32       218,944          0.60              0.92             6.15           84.37
12/31/00                       10.06       13.06       210,902          0.60              0.93             6.48           94.61
12/31/99                        9.49       (0.91)      157,587          0.60              0.90             6.20           92.79

-----------------------------------------------------------------------------
HIGH YIELD SELECT BOND FUND (PRIOR TO 1/2/03 THE CONVERTIBLE SECURITIES FUND)
-----------------------------------------------------------------------------
INSTITUTIONAL SHARES
12/31/03
12/31/02                      $16.49      (11.89)%    $ 10,999          0.92%             1.33%            3.57%          24.98%
12/31/01                       19.47      (15.35)       31,427          0.92              1.17             3.52           33.53
12/31/00                       24.27       (6.48)       45,557          0.92              1.09             3.02           52.40
12/31/99                       30.55       32.07        52,100          0.92              1.01             3.73           20.14

-----------------------------
INTERMEDIATE GOVERNMENT BOND
-----------------------------
INSTITUTIONAL SHARES
12/31/03
12/31/02                      $17.63       10.39%     $ 75,573          0.50%             1.07%            5.05%          61.56%
12/31/01                       16.79        7.74        61,383          0.50              1.08             5.98           52.17
12/31/00                       16.55       13.18        62,969          0.50              0.99             6.22           26.42
12/31/99                       15.56       (0.80)       94,360          0.50              0.93             5.72           76.50

-----------------------------
INTERMEDIATE TAX-EXEMPT BOND
-----------------------------
INSTITUTIONAL SHARES
12/31/03
12/31/02                      $11.48        9.82%     $246,217          0.27%             0.89%            4.29%          61.27%
12/31/01                       10.91        5.58       218,956          0.25              0.86             4.60          100.00
12/31/00                       10.82       11.21       196,980          0.23              0.83             4.95          200.55
12/31/99                       10.22       (0.43)      177,813          0.69              0.82             4.03          191.27









46-47 spread


                               NET                      NET
                              ASSET                REALIZED AND   DISTRIBUTIONS DISTRIBUTIONS  REDEMPTION
                              VALUE       NET       UNREALIZED      FROM NET      FROM NET    FEES ADDED TO
                            BEGINNING INVESTMENT    GAIN/(LOSS)    INVESTMENT     REALIZED       PAID-IN
                            OF PERIOD   INCOME    ON INVESTMENTS     INCOME         GAINS        CAPITAL
===========================================================================================================
----------------------------
SHORT/INTERMEDIATE BOND FUND
----------------------------
INSTITUTIONAL SHARES
12/31/03
12/31/02                     $10.31     $0.549        $ 0.090       $(0.549)       $   --        $ --
12/31/01                      10.12      0.592          0.190        (0.592)           --          --
12/31/00                       9.77      0.628          0.350        (0.628)           --          --
12/31/99                      10.30      0.595         (0.515)       (0.595)       (0.015)         --

--------------------
TAX-EXEMPT BOND FUND
--------------------
INSTITUTIONAL SHARES
12/31/03
12/31/02                     $10.54     $0.527        $ 0.650       $(0.527)       $   --        $ --
12/31/01                      10.45      0.528          0.090        (0.528)           --          --
12/31/00                       9.63      0.525          0.820        (0.525)           --          --
12/31/99                      10.39      0.449         (0.760)       (0.449)           --          --



                                 NET                    NET                      RATIO OF EXPENSES
                                ASSET                 ASSETS        RATIO OF        TO AVERAGE        RATIO OF NET
                                VALUE                 END OF       EXPENSES TO      NET ASSETS      INVESTMENT INCOME  PORTFOLIO
                               END OF       TOTAL     PERIOD       AVERAGE NET      (EXCLUDING       TO AVERAGE NET    TURNOVER
                               PERIOD      RETURN      (000)         ASSETS          WAIVERS)            ASSETS          RATE
================================================================================================================================
----------------------------
SHORT/INTERMEDIATE BOND FUND
----------------------------
INSTITUTIONAL SHARES
12/31/03
12/31/02                      $10.40        6.40%   $  237,566          0.60%             1.00%            5.35%          66.14%
12/31/01                       10.31        7.86       230,499          0.60              0.96             5.73           56.36
12/31/00                       10.12       10.40       227,766          0.60              0.93             6.39           77.42
12/31/99                        9.77        0.81       297,977          0.60              0.92             5.93           72.86

--------------------
TAX-EXEMPT BOND FUND
--------------------
INSTITUTIONAL SHARES
12/31/03
12/31/02                      $11.19       11.42%   $  106,975          0.31%             0.95%            4.84%          86.76%
12/31/01                       10.54        6.02       105,448          0.27              0.91             4.99          168.31
12/31/00                       10.45       14.41       110,321          0.25              0.85             5.31          164.85
12/31/99                        9.63       (3.07)      126,027          0.70              0.83             4.44          225.82





48-49 spread


                             NET                               NET                              NET
                            ASSET                         REALIZED AND       DISTRIBUTIONS     ASSET
                            VALUE            NET           UNREALIZED          FROM NET        VALUE
                          BEGINNING      INVESTMENT        GAIN/(LOSS)        INVESTMENT      END OF
                          OF PERIOD        INCOME        ON INVESTMENTS         INCOME        PERIOD
=======================================================================================================
----------------------------
GOVERNMENT MONEY MARKET FUND
----------------------------
INSTITUTIONAL SHARES
12/31/03
12/31/02                     $ 1.00          $0.016            $ --             $(0.016)    $ 1.00
12/31/01                       1.00           0.040              --              (0.040)      1.00
12/31/00                       1.00           0.061              --              (0.061)      1.00
12/31/99                       1.00           0.049              --              (0.049)      1.00

-----------------
MONEY MARKET FUND
-----------------
INSTITUTIONAL SHARES
12/31/03
12/31/02                     $ 1.00          $0.018            $ --             $(0.018)    $ 1.00
12/31/01                       1.00           0.041              --              (0.041)      1.00
12/31/00                       1.00           0.063              --              (0.063)      1.00
12/31/99                       1.00           0.052              --              (0.052)      1.00

----------------------------
TAX-EXEMPT MONEY MARKET FUND
----------------------------
INSTITUTIONAL SHARES
12/31/03
12/31/02                     $ 1.00          $0.013            $ --             $(0.013)    $ 1.00
12/31/01                       1.00           0.027              --              (0.027)      1.00
12/31/00                       1.00           0.039              --              (0.039)      1.00
12/31/99                       1.00           0.030              --              (0.030)      1.00




                                                NET                                  RATIO OF EXPENSES
                                              ASSETS              RATIO OF              TO AVERAGE            RATIO OF NET
                                              END OF             EXPENSES TO            NET ASSETS          INVESTMENT INCOME
                            TOTAL             PERIOD             AVERAGE NET            (EXCLUDING           TO AVERAGE NET
                           RETURN              (000)               ASSETS                WAIVERS)                ASSETS
===============================================================================================================================
----------------------------
GOVERNMENT MONEY MARKET FUND
----------------------------
INSTITUTIONAL SHARES
12/31/03
12/31/02                      1.65%         $  261,492                 0.20%                  0.26%                 1.62%
12/31/01                      4.04             249,444                 0.20                   0.25                  4.01
12/31/00                      6.24             314,497                 0.20                   0.25                  6.11
12/31/99                      5.04             210,521                 0.20                   0.24                  4.93

-----------------
MONEY MARKET FUND
-----------------
INSTITUTIONAL SHARES
12/31/03
12/31/02                      1.83%         $4,909,006                 0.17%                  0.23%                 1.79%
12/31/01                      4.21           2,237,567                 0.19                   0.23                  4.16
12/31/00                      6.46           2,066,227                 0.18                   0.23                  6.26
12/31/99                      5.29           2,084,723                 0.19                   0.24                  5.20

----------------------------
TAX-EXEMPT MONEY MARKET FUND
----------------------------
INSTITUTIONAL SHARES
12/31/03
12/31/02                      1.35%         $  815,171                 0.22%                  0.23%                 1.34%
12/31/01                      2.70             788,162                 0.23                   0.23                  2.62
12/31/00                      3.94             830,879                 0.24                   0.24                  3.88
12/31/99                      3.07             515,987                 0.23                   0.23                  3.01



(1) Annualized.
(2) Total returns for periods of less than one year are not annualized.
(3) Date commenced operations.
(4) Fund assesses a redemption fee in the amount of 2.00% on redemptions of shares that have been held 90 days or less from time of purchase. Fees collected are retained by the Fund for the benefit of the remaining shareholders.




50-51 spread

                       This page left blank intentionally

                       This page left blank intentionally

For more information
--------------------------------------------------------------------------------

More information on the Harris Insight Funds is available free upon request:

SHAREHOLDER REPORTS

Additional information about the Funds' investments is available in the Funds' annual and semi-annual reports to shareholders. In the Funds' annual report, you will find a discussion of the market conditions and investment strategies that significantly affected a Fund's performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI provides more details about each Fund and its policies. The SAI is on file with the Securities and Exchange Commission (Commission) and is incorporated by reference into (i.e., is legally considered part of) this prospectus.

TO OBTAIN INFORMATION:
BY TELEPHONE
Call 800.982.8782

BY MAIL
Harris Insight Funds
760 Moore Road
King of Prussia, PA 19406

ON THE INTERNET
Text-only versions of the prospectus and other documents pertaining to the Funds can be viewed online or downloaded from:

   HARRIS INSIGHT FUNDS
   http://www.harrisinsight.com

Information about the Funds (including the SAI) can be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 202.942.8090. Reports and other information about the Funds are available on the EDGAR Database on the Commission's Internet site at http://www.sec.gov. Copies of information about the Funds may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing to the Commission's Public Reference Section, Washington, D.C. 20549-0102.

The Funds are series of Harris Insight Funds Trust, whose investment company registration number is 811-7447.

                                                                   HIF 1100 5/03

                                     PART C

                                OTHER INFORMATION

Item 23.        Exhibits.
-------         --------

(a) (1) Declaration of Trust dated December 6, 1995 (incorporated by reference to Registration Statement filed on December 12, 1995).

     (2) Amendment to Declaration of Trust dated November 4, 1996 (incorporated by reference to Post-Effective Amendment ("PEA") No. 3 filed on February 28, 1997).

     (3) Amendment to Declaration of Trust dated June 6, 1997 (incorporated by reference to PEA No. 5 filed on June 13, 1997).

     (4) Amendment to Declaration of Trust dated November 2, 1998 (incorporated by reference to PEA No. 9 filed on November 9, 1998).

     (5) Amendment to Declaration of Trust dated February 18, 1999 (incorporated by reference to PEA No. 10 filed on March 2, 1999).

     (6) Amendment to Declaration of Trust dated 1 May 2000 (incorporated by reference to PEA No. 14 filed on April 28, 2000).

     (7) Amendment to Declaration of Trust dated 5 September 2000 (incorporated by reference to PEA No. 16 filed on September 5, 2000).

     (8) Establishment and Designation of Series and Classes of Shares dated 5 December 2000 (incorporated by reference to PEA No. 18 filed on 28 December 2000).

     (9) Amendment No. 1 to Establishment and Designation of Series and Classes of Shares dated 27 April 2001 (incorporated by reference to PEA No. 22 filed on 1 June 2001).

     (10) Amendment No. 2 to Establishment and Designation of Series and Classes of Shares dated 6 August 2001 (incorporated by reference to PEA No. 24 filed on 14 August 2001).

     (11) Amended and Restated Establishment and Designation of Series and Classes of Shares dated 28 March 2002 (incorporated by reference to PEA No. 27 filed on 5 April 2002).

     (12) Amended and Restated Establishment and Designation of Series and Classes of Shares dated 26 June 2002 (incorporated by reference to PEA No. 29 filed on 28 June 2002).

     (13) Amended and Restated Establishment and Designation of Series and Classes of Shares dated 2 January 2003 (incorporated by reference to PEA No. 34 filed on 10 December 2003).

     (14) Termination of Certain Series and Classes dated 30 May 2003 (incorporated by reference to PEA No. 34 filed on 10 December 2003).

     (15) Termination of Certain Series and Classes dated 30 June 2003 (incorporated by reference to PEA No. 34 filed on 10 December 2003).

     (16) Amended and Restated Establishment and Designation of Series and Classes of Shares dated 30 June 2003 (incorporated by reference to PEA No. 34 filed on 10 December 2003).

     (17) Amended and Restated Establishment and Designation of Series and Classes of Shares dated 7 August 2003 (incorporated by reference to PEA No. 34 filed on 10 December 2003).

     (18) Amended and Restated Establishment and Designation of Series and Classes of Shares dated 28 January 2004 (incorporated by reference to PEA No. 35 filed on 10 March 2004).

(b) (1) By-Laws (incorporated by reference to Registration Statement filed on December 12, 1995).

     (2) Amendment to By-Laws dated October 31, 1995 (incorporated by reference to PEA No. 3 filed on February 28, 1997).

     (3) Amendment to By-Laws dated January 23, 1996 (incorporated by reference to PEA No. 3 filed on February 28, 1997).

     (4) Amendment to By-Laws dated November 4, 1996 (incorporated by reference to PEA No. 3 filed on February 28, 1997).

     (5) Amendment to By-Laws dated 27 April 2001 (incorporated by reference to PEA No. 21 filed on 1 May 2001).

     (6) Amendment to By-Laws dated 1 May 2003 (incorporated by reference to PEA No. 34 filed on 10 December 2003).

     (7) Amendment to By-Laws dated 7 August 2003 (incorporated by reference to PEA No. 34 filed on 10 December 2003).

(c)       Not applicable.

(d) (1) Advisory Contract dated April 28, 2000 between Registrant and Harris Trust and Savings Bank ("Harris Trust" or the "Adviser") (incorporated by reference to PEA No. 14 filed on April 28, 2000).

   (1)(a) Notice to the Adviser dated 5 September 2000 on behalf of Harris Insight Large-Cap Aggressive Growth Fund, Harris Insight Small-Cap Aggressive Growth Fund, and Harris Insight Technology Fund (incorporated by reference to PEA No. 16 filed on September 5, 2000).

   (1)(b) Notice to the Adviser dated 9 September 2002 on behalf of Harris Insight High Yield Bond Fund (incorporated by reference to PEA No. 30 filed on 10 September 2002).

   (1)(c) Notice to the Adviser dated 2 January 2003 on behalf of Harris Insight Convertible Securities Fund, Harris Insight Tax-Exempt Bond Fund and Harris Insight Intermediate Tax-Exempt Bond Fund (incorporated by reference to PEA No. 33 filed on 30 April 2003).

   (1)(d) Notice to the Adviser dated 1 May 2003 on behalf of Harris Insight Balanced Fund, Harris Insight Index Fund, Harris Insight Small-Cap Value Fund, and Harris Insight Intermediate Government Bond Fund (incorporated by reference to PEA No. 33 filed on 30 April 2003).

   (1)(e) Notice to the Adviser dated 30 June 2003 regarding termination of Harris Insight Equity Income, Technology and Large-Cap Aggressive Growth Fund (incorporated by reference to PEA No. 34 filed on 10 December 2003).

   (1)(f) Amended Exhibit A dated 1 February 2004 to the Advisory
          Contract dated April 28, 2000 between Registrant and the Adviser (Harris Insight Core Equity Fund and Harris Insight Small Cap Opportunity Fund) (incorporated by reference to PEA No. 35 filed on 10 March 2004).


   (1)(g) Form of Amended Exhibit A to the Advisory Contract dated April 28, 2000 between the

          Registrant and the Adviser (Harris Insight Ultra Short Duration Bond
          Fund) (incorporated by reference to PEA No. 35 filed on 10 March
          2004).

   (2) Assignment and Assumption Agreement dated 30 April 2001 among Registrant, Harris Trust, and Harris Investment Management, Inc. ("HIM") (incorporated by reference to PEA No. 21 filed on 1 May 2001).

   (2)(a) Amendment dated 29 June 2001 to Investment Advisory Contract between Registrant and Harris Trust, as assigned to and assumed by HIM (incorporated by reference to PEA No. 24 filed on 14 August 2001).

   (2)(b) Amendment dated 29 October 2002 to Investment Advisory Contract between Registrant and Harris Trust, as assigned to and assumed by HIM (incorporated by reference to PEA No. 33 filed on 30 April 2003).

   (3) Investment Sub-Advisory Contract dated August 6, 1997 between HIM and Hansberger Global Investors, Inc. on behalf of Harris Insight International Fund (incorporated by reference to PEA No. 6 filed on September 15, 1997).

   (4) Investment Sub-Advisory Contract dated October 1, 1997 between HIM and Hansberger Global Investors, Inc. on behalf of Harris Insight Emerging Markets Fund (incorporated by reference to PEA No. 7 filed on February 27, 1998).

   (5) Amendment of Investment Sub-Advisory Contracts for Harris Insight International Fund and Harris Insight Emerging Markets Fund with Hansberger Global Investors, Inc. dated as of 30 April 2001 (incorporated by reference to PEA No. 21 filed on 1 May 2001).

   (6) Investment Sub-Advisory Contract dated 1 December 2003 between HIM and HIM Monegy, Inc. on behalf of the Harris Insight High Yield Bond Fund (incorporated by reference to PEA No. 34 filed on 10 December 2003).

(e)(1) Distribution Agreement dated 16 March 2001 between the Registrant and PFPC Distributors, Inc. ("PFPCDI") (incorporated by reference to PEA No. 20 filed on 2 April 2001).

   (2) Amendment dated 29 June 2001 to the Distribution Agreement dated 16 March 2001 between the Registrant and PFPCDI (incorporated by reference to PEA No. 24 filed on 14 August 2001).

   (3) Notice to the Distributor dated 9 September 2002 on behalf of Harris Insight High Yield Bond Fund (incorporated by reference to PEA No. 30 filed on 10 September 2002).

   (4) Notice to the Distributor dated 30 June 2003 regarding termination of Harris Insight Equity Income, Technology and Large-Cap Aggressive Growth Fund (incorporated by reference to PEA No. 34 filed on 10 December 2003).

   (5) Form of Amended Exhibit A to the Distribution Agreement dated 16 March 2001 between the Registrant and PFPCDI (Harris Insight Ultra Short Duration Bond Fund) (incorporated by reference to PEA No. 35 filed on 10 March 2004).

(f)       Not applicable.

(g)(1) Custodian Agreement dated February 23, 1996 between Registrant and PNC Bank, N.A. (incorporated by reference to PEA No. 3 filed on February 28, 1997).

   (2) Notice to the Custodian dated January 21, 1997 on behalf of Harris Insight Small-Cap Value

          Fund (incorporated by reference to PEA No. 3 filed on February 28,
          1997).

   (3) Notice to the Custodian dated June 6, 1997 on behalf of Harris Insight Emerging Markets Fund (incorporated by reference to PEA No. 6 filed on September 15, 1997).

   (4) Consent to Assignment of Custodian Agreement dated February 18, 1999 between Registrant and PNC Bank, N.A. (incorporated by reference to PEA No. 11 filed on May 3, 1999).

   (5) Sub-Custodian Services Agreement dated February 18, 1999 by and between PFPC Trust Company, PNC Bank, N.A. and Registrant (incorporated by reference to PEA No. 11 filed on May 3, 1999).

   (6) Foreign Custody Manager Delegation Agreement dated February 18, 1999 by and between PFPC Trust Company, PNC Bank, N.A. and Registrant (incorporated by reference to PEA No. 11 filed on May 3, 1999).

   (7) Notice to the Custodian dated April 28, 2000 on behalf of Harris Insight Equity Fund, Harris Insight Short/Intermediate Bond Fund, Harris Insight Money Market Fund, Harris Insight Tax-Exempt Money Market Fund, and Harris Insight Government Money Market Fund (incorporated by reference to PEA No. 14 filed on April 28, 2000).

   (7)(a) Notice to the Custodian dated 5 September 2000 on behalf of Harris Insight Large-Cap Aggressive Growth Fund, Harris Insight Small-Cap Aggressive Growth Fund, and Harris Insight Technology Fund (incorporated by reference to PEA No. 16 filed on September 5, 2000).

   (8) Notice to the Custodian dated 9 September 2002 on behalf of Harris Insight High Yield Bond Fund (incorporated by reference to PEA No. 30 filed on 10 September 2002).

   (9) Notice to the Sub-Custodian dated 9 September 2002 on behalf of Harris Insight High Yield Bond Fund (incorporated by reference to PEA No. 30 filed on 10 September 2002).

  (10) Notice to the Custodian dated 30 June 2003 regarding termination of Harris Insight Equity Income, Technology and Large-Cap Aggressive Growth Fund (incorporated by reference to PEA No. 34 filed on 10 December 2003).

  (11) Notice to the Sub-Custodian dated 30 June 2003 regarding termination of Harris Insight Equity Income, Technology and Large-Cap Aggressive Growth Fund (incorporated by reference to PEA No. 34 filed on 10 December 2003).

  (12) Form of Amended and Restated Custodian Services Agreement between Registrant and PFPC Trust Company (incorporated by reference to PEA No. 34 filed on 10 December 2003).

  (13) Form of Amended Exhibit A to the Custodian Agreement dated 23 February 1996 between the Registrant and PNC Bank, N.A (Harris Insight Ultra Short Duration Bond Fund) (incorporated by reference to PEA No. 35 filed on 10 March 2004).

  (14) Form of Amended Exhibit A to the Sub-Custodian Services Agreement dated 18 February 1999 between PFPC Trust Company, PNC Bank, N.A. and the Registrant (Harris Insight Ultra Short Duration Bond Fund) (incorporated by reference to PEA No. 35 filed on 10 March 2004).

(h)(1) Transfer Agency Services Agreement dated July 1, 1996 between Registrant and Harris Trust (incorporated by reference to PEA No. 3 filed on February 28, 1997).

   (1)(a) Amendment dated 29 June 2001 to the Transfer Agency Services Agreement dated July 1, 1996 between Registrant and Harris Trust (incorporated by reference to PEA No. 24 filed on 14 August 2001).

   (1)(b) Amendment effective 24 July 2002 to the Transfer Agency Services Agreement dated July 1, 1996 between Registrant and Harris Trust (incorporated by reference to PEA No. 34 filed on 10 December 2003).

   (2) Notice to the Transfer Agent dated January 21, 1997 on behalf of Harris Insight Small-Cap Value Fund (incorporated by reference to PEA No. 5 filed on June 13, 1997).

   (3) Notice to the Transfer Agent dated June 6, 1997 on behalf of Harris Insight Emerging Markets Fund (incorporated by reference to PEA No. 7 filed on February 27, 1998).

   (3)(a) Notice to the Transfer Agent dated April 28, 2000 on behalf of Harris Insight Equity Fund, Harris Insight Short/Intermediate Bond Fund, Harris Insight Money Market Fund, Harris Insight Tax-Exempt Money Market Fund, and Harris Insight Government Money Market Fund (incorporated by reference to PEA No. 14 filed on April 28, 2000).

   (3)(b) Notice to the Transfer Agent dated 5 September 2000 on behalf of Harris Insight Large-Cap Aggressive Growth Fund, Harris Insight Small-Cap Aggressive Growth Fund, and Harris Insight Technology Fund (incorporated by reference to PEA No. 16 filed on September 5, 2000).

   (3)(c) Notice to the Transfer Agent dated 9 September 2002 on behalf of Harris Insight High Yield Bond Fund (incorporated by reference to PEA No. 30 filed on 10 September 2002).

   (3)(d) Notice to the Transfer Agent dated 30 June 2003 regarding termination of Harris Insight Equity Income, Technology and Large-Cap Aggressive Growth Fund (incorporated by reference to PEA No. 34 filed on 10 December 2003).

   (3)(e) Form of Amended Exhibit A to the Transfer Agency Services Agreement dated July 1, 1996 between Registrant and Harris Trust (Harris Insight Ultra Short Duration Bond Fund) (incorporated by reference to PEA No. 35 filed on 10 March 2004).

   (4) Sub-Transfer Agency Services Agreement dated July 1, 1996 between Harris Trust and PFPC Inc. (incorporated by reference to PEA No. 3 filed on February 28, 1997).

   (4)(a) Amendment dated 29 June 2001 to the Sub-Transfer Agency Services Agreement dated July 1, 1996 between Harris Trust and PFPC Inc. (incorporated by reference to PEA No. 24 filed on 14 August 2001).

   (4)(b) Amendment effective 24 July 2002 to the Sub-Transfer Agency Services Agreement dated July 1, 1996 between Harris Trust and PFPC Inc. (incorporated by reference to PEA No. 34 filed on 10 December 2003).

   (5) Notice to the Sub-Transfer Agent dated January 21, 1997 on behalf of Harris Insight Small-Cap Value Fund (incorporated by reference to PEA No. 3 filed on February 28, 1997).

   (5)(a) Notice to the Sub-Transfer Agent dated April 28, 2000 on behalf of Harris Insight Equity Fund, Harris Insight Short/Intermediate Bond Fund, Harris Insight Money Market Fund, Harris Insight Tax-Exempt Money Market Fund, and Harris Insight Government Money Market Fund (incorporated by reference to PEA No. 14 filed on April 28, 2000).

   (5)(b) Notice to the Sub-Transfer Agent dated 5 September 2000 on behalf of Harris Insight Large-

          Cap Aggressive Growth Fund, Harris Insight Small-Cap Aggressive Growth Fund, and Harris Insight Technology Fund (incorporated by reference to PEA No. 16 filed on September 5, 2000).

   (6) Notice to the Sub-Transfer Agent dated June 6, 1997 on behalf of Harris Insight Emerging Markets Fund (incorporated by reference to PEA No. 6 filed on September 15, 1997).

   (6)(a) Notice to the Sub-Transfer Agent dated 9 September 2002 on behalf of Harris Insight High Yield Bond Fund (incorporated by reference to PEA No. 30 filed on 10 September 2002).

   (6)(b) Notice to the Sub-Transfer Agent dated 30 June 2003 regarding termination of Harris Insight Equity Income, Technology and Large-Cap Aggressive Growth Fund (incorporated by reference to PEA No. 34 filed on 10 December 2003).

   (6)(c) Amendment dated 1 October 2003 to the Sub-Transfer Agency Services Agreement dated July 1, 1996 between Harris Trust and PFPC Inc. (incorporated by reference to PEA No. 34 filed on 10 December 2003).

   (6)(d) Form of Amended Exhibit A to the Sub-Transfer Agency Services Agreement dated July 1, 1996 between Harris Trust and PFPC Inc. (Harris Insight Ultra Short Duration Bond Fund) (incorporated by reference to PEA No. 35 filed on 10 March 2004).

   (7) Administration Agreement dated July 1, 1996 between Registrant and Harris Trust (incorporated by reference to PEA No. 3 filed on February 28, 1997).

   (7)(a) Amendment dated 29 June 2001 to the Administration Agreement dated July 1, 1996 between Registrant and Harris Trust (incorporated by reference to PEA No. 24 filed on 14 August 2001).

   (8) Notice to the Administrator dated January 21, 1997 on behalf of Harris Insight Small-Cap Value Fund (incorporated by reference to PEA No. 5 filed on June 13, 1997).

   (9) Notice to the Administrator dated June 6, 1997 on behalf of Harris Insight Emerging Markets Fund (incorporated by reference to PEA No. 6 filed on September 15, 1997).

   (9)(a) Notice to the Administrator dated April 28, 2000 on behalf of Harris Insight Equity Fund, Harris Insight Short/Intermediate Bond Fund, Harris Insight Money Market Fund, Harris Insight Tax-Exempt Money Market Fund, and Harris Insight Government Money Market Fund (incorporated by reference to PEA No. 14 filed on April 28, 2000).

   (9)(b) Notice to the Administrator dated 5 September 2000 on behalf of Harris Insight Large-Cap Aggressive Growth Fund, Harris Insight Small-Cap Aggressive Growth Fund, and Harris Insight Technology Fund (incorporated by reference to PEA No. 16 filed on September 5, 2000).

   (9)(c) Notice to the Administrator dated 9 September 2002 on behalf of Harris Insight High Yield Bond Fund (incorporated by reference to PEA No. 30 filed on 10 September 2002).

   (9)(d) Notice to the Administrator dated 30 June 2003 regarding termination of Harris Insight Equity Income, Technology and Large-Cap Aggressive Growth Fund (incorporated by reference to PEA No. 34 filed on 10 December 2003).

   (9)(e) Form of Amended Exhibit A to the Administration Agreement dated July 1, 1996 between Registrant and Harris Trust (Harris Insight Ultra Short Duration Bond Fund) (incorporated by reference to PEA No. 35 filed on 10 March 2004).

  (10) Sub-Administration and Accounting Services Agreement dated July 1, 1996 between Harris Trust and PFPC Inc. (incorporated by reference to PEA No. 3 filed on February 28, 1997).

  (10)(a) Amendment dated 1 May 1999 of Sub-Administration and Accounting Services Agreement dated July 1, 1996 between Harris Trust and PFPC, Inc. (incorporated by reference to PEA No. 12 filed on May 7, 1999).

  (10)(b) Amendment dated 29 June 2001 to the Sub-Administration and
          Accounting Services Agreement dated July 1, 1996 between Harris Trust and PFPC Inc. (incorporated by reference to PEA No. 24 filed on 14 August 2001).

  (11) Notice to the Sub-Administrator and Accounting Services Agent dated January 21, 1997 on behalf of Harris Insight Small-Cap Value Fund (incorporated by reference to PEA No. 3 filed on February 28, 1997).

  (12) Notice to the Sub-Administrator and Accounting Services Agent dated June 6, 1997 on behalf of Harris Insight Emerging Markets Fund (incorporated by reference to PEA No. 6 filed on September 15, 1997).

  (12)(a) Notice to the Sub-Administrator and Accounting Services Agent dated April 28, 2000 on behalf of Harris Insight Equity Fund, Harris Insight Short/Intermediate Bond Fund, Harris Insight Money Market Fund, Harris Insight Tax-Exempt Money Market Fund, and Harris Insight Government Money Market Fund (incorporated by reference to PEA No. 14 filed on April 28, 2000).

  (12)(b) Notice to the Sub-Administrator and Accounting Services Agent dated 5 September 2000 on behalf of Harris Insight Large-Cap Aggressive Growth Fund, Harris Insight Small-Cap Aggressive Growth Fund, and Harris Insight Technology Fund (incorporated by reference to PEA No. 16 filed on September 5, 2000).

  (12)(c) Notice to the Sub-Administrator and Accounting Services Agent dated
          9 September 2002 on behalf of Harris Insight High Yield Bond Fund (incorporated by reference to PEA No. 30 filed on 10 September 2002).

  (12)(d) Notice of the Sub-Administrator and Accounting Services Agent dated 30 June 2003 regarding termination of Harris Insight Equity Income, Technology and Large-Cap Aggressive Growth Fund (incorporated by reference to PEA No. 34 filed on 10 December 2003).

  (12)(e) Form of Amended Exhibit A to the Sub-Administration and Accounting Services Agreement dated July 1, 1996 between Harris Trust and PFPC Inc. (Harris Insight Ultra Short Duration Bond Fund) (incorporated by reference to PEA No. 35 filed on 10 March 2004).

  (13) Organizational Expenses Agreement between Harris Trust and the Registrant, on behalf of Harris Insight Large-Cap Aggressive Growth Fund, Harris Insight Small-Cap Aggressive Growth Fund and Harris Insight Technology Fund dated 27 April 2001 (incorporated by reference to PEA No. 23 filed on 8 June 2001).

  (14) Agreement for Fee Waivers and Expense Reimbursements dated 1 January 2001 (incorporated by reference to PEA No. 23 filed on 8 June 2001).

  (15) Financial Services Program Administration Agreement, relating to Service Shares (incorporated by reference to PEA No. 29 filed on 28 June 2002).

(i) Legal opinion and consent of Bell, Boyd & Lloyd LLC (to be filed by amendment).

(j)       Consent of independent accountants (filed herewith).

(k)       Not applicable.

   (l)(1) Form of Purchase Agreement relating to Initial Capital
          (incorporated by reference to PEA No. 3 filed on February 28, 1997).

   (2) Subscription Agreement dated January 14, 1999 between Registrant and FDI Distribution Services, Inc. relating to Advisor Shares (incorporated by reference to PEA No. 10 filed on March 2, 1999).

   (3) Subscription Agreement dated 6 December 2000 between Registrant and Provident Distributors, Inc. relating to B Shares (incorporated by reference to PEA No. 18 filed on 28 December 2000).

(m)(1) Service Plans and related Forms of Shareholder Servicing Agreement dated April 28, 2000 relating to N Shares, as amended 2 January 2003, 6 August 2002 and 26 June 2002 (incorporated by reference to PEA No. 32 filed on 20 December 2002).

   (2) Service Plan and related Form of Shareholder Servicing Agreement dated April 28, 2000 relating to A Shares, as amended 2 January 2003 and 6 August 2001 (incorporated by reference to PEA No. 32 filed on 20 December 2002).

   (3) Service Plan and related Form of Shareholder Servicing Agreement dated November 1, 2000 relating to B Shares, as amended 2 January 2003 and 6 August 2001 (incorporated by reference to PEA No. 32 filed on 20 December 2002).

   (4) Distribution Plan pursuant to Rule 12b-1 dated 16 March 2001 relating to B Shares, as amended 2 January 2003 and 6 August 2001 (incorporated by reference to PEA No. 32 filed on 20 December 2002).

   (5) Form of Selling Agreement (incorporated by reference to PEA No. 27 filed on 5 April 2002).

   (6) Service Plan and related Form of Shareholder Servicing Agreement dated 27 April 2001 relating to Exchange Shares, as amended 6 August 2001 (incorporated by reference to PEA No. 24 filed on 14 August 2001).

   (7) Service Plan and related Form of Shareholder Servicing Agreement dated 6 August 2001 relating to Institutional Shares, as amended 28 January 2004, 2 January 2003 and 26 June 2002 (incorporated by reference to PEA No. 35 filed on 10 March 2004).

   (8) Service Plans and related Form of Shareholder Servicing Agreement dated 28 March 2002, relating to Service Shares (incorporated by reference to PEA No. 27 filed on 5 April 2002).

(n)(1) Multi-Class Plan (incorporated by reference to PEA No. 3 filed on February 28, 1997).

   (2) Multi-Class Plan dated November 2, 1998 (incorporated by reference to PEA No. 9 filed on November 9, 1998).

   (3) Multi-Class Plan dated February 18, 1999 (incorporated by reference to PEA No. 10 filed on March 2, 1999).

   (4) Multi-Class Plan dated November 1, 2000 (incorporated by reference to PEA No. 17 filed on 1 November 2000).

   (5) Multi-Class Plan dated 27 April 2001 (incorporated by reference to PEA No. 21 filed on 1 May 2001).

   (6) Multi-Class Plan dated 6 August 2001 (incorporated by reference to PEA No. 24 filed on 14 August 2001).

   (7) Multi-Class Plan dated 28 March 2002 (incorporated by reference to PEA No. 27 filed on 5 April 2002).

   (8) Multi-Class Plan dated 26 June 2002 (incorporated by reference to PEA No. 29 filed on 28 June 2002).

   (9) Multi-Class Plan dated 2 January 2003 (incorporated by reference to PEA No. 32 filed on 20 December 2002).

  (10) Multi-Class Plan dated 7 August 2003 (incorporated by reference to PEA No. 34 filed on 10 December 2003).

  (11) Multi-Class Plan dated 28 January 2004 (incorporated by reference to PEA No. 35 filed on 10 March 2004).

(p)(1) Code of Ethics of Harris Insight Funds Trust (incorporated by reference to PEA No. 13 filed on February 16, 2000).

   (2) Statement of Principles and Code of Ethics of Harris Trust and Savings Bank, Harris Investment Management, Inc. and HIM Monegy, Inc., as amended 13 June 2001 and 11 October 2002 (incorporated by reference to PEA No. 32 filed on 20 December 2002).

   (3) Amended Code of Ethics of Hansberger Global Investors, Inc. dated 1 February 2001 (incorporated by reference to PEA No. 19 filed on 2 March 2001).

Other     Powers of Attorney for C. Gary Gerst, John W. McCarter, Jr. and Paula
Exhibits: Wolff dated February 24, 2000 (incorporated by reference to PEA No. 14 filed on May 1, 2000).

          Power of Attorney for Valerie B. Jarrett dated February 1, 2000 (incorporated by reference to PEA No. 13 filed on February 16, 2000).

          Power of Attorney for Thomas J. Ryan dated February 7, 2000 (incorporated by reference to PEA No. 13 filed on February 16, 2000).

          Power of Attorney for Peter P. Capaccio dated 23 February 2001 (incorporated by reference to PEA No. 19 filed on 2 March 2001).

          Power of Attorney for Faris Chesley dated 8 December 2003 (incorporated by reference to PEA No. 34 filed on 10 December 2003).

Item 24.  Persons Controlled by or under Common Control with Registrant.
-------   -------------------------------------------------------------

Not applicable.

Item 25.   Indemnification.
-------    ---------------

         Under Section 4.3 of the Registrant's Declaration of Trust, any past or present Trustee or officer of the Registrant (including persons who serve at the Registrant's request as directors, officers or trustees of another organization in which the Registrant has any interest as a shareholder, creditor or otherwise) (hereinafter referred to as a "Covered Person") shall be indemnified to the fullest extent permitted by law against all liability and all expenses reasonably incurred by him or her in connection with any claim, action, suit or proceeding to which he or she may be a party or otherwise involved by reason of his or her being or having been a Covered Person. That provision does not authorize indemnification when it is determined, in the manner specified in the Declaration of Trust, that such Covered Person has not acted in good faith in the reasonable belief that his or her actions were in or not opposed to the best interests of the Registrant. Moreover, that provision does not authorize indemnification when it is determined, in the manner specified in the Declaration of Trust, that such covered person would otherwise be liable to the Registrant or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties. Expenses may be paid by the Registrant in advance of the final disposition of any claim, action, suit or proceeding upon receipt of an undertaking by such Covered Person to repay such expenses to the Registrant in the event that it is ultimately determined that indemnification of such expenses is not authorized under the Declaration of Trust and the Covered Person either provides security for such undertaking or insures the Registrant against losses from such advances or the disinterested Trustees or independent legal counsel determines, in the manner specified in the Declaration of Trust, that there is reason to believe the Covered Person will be found to be entitled to indemnification. This description is modified in its entirety by the provision of Section 4.3 of the Registrant's Declaration of Trust contained in the Registration Statement filed on December 12, 1995 as Exhibit No. 1 and incorporated herein by reference.

         The Distribution Agreement, the Custodian Agreement, the Transfer Agency Services Agreement and the Administration Agreement (the "Agreements") contained in various post-effective amendments and incorporated herein by reference, provide for indemnification. The general effect of these provisions is to indemnify entities contracting with the Trust against liability and expenses in certain circumstances. This description is modified in its entirety by the provisions of the Agreements as contained in this Registration Statement and incorporated herein by reference.

         Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "Securities Act"), may be permitted to Trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer or controlling person of the Registrant in connection with the successful defense of any claim, action, suit or proceeding) is asserted against the Registrant by such Trustee, officer or controlling person in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

         Registrant and its Trustees, officers and employees are insured, under a policy of insurance maintained by the Registrant, within the limits and subject to the limitations of the policy, against certain expenses in connection with the defense of actions, suits or proceedings, and certain liabilities that might be imposed as a result of such actions, suits or proceedings, to which they are parties by reason of being or having been such Trustees or officers. The policy expressly excludes coverage for any Trustee or officer for any claim arising out of any fraudulent act or omission, any dishonest act or omission or any criminal act or omission of the Trustee or officer.

Item 26.  Business and Other Connections of Investment Adviser.
-------   ----------------------------------------------------

         (a) Harris Investment Management, Inc. ("HIM"), an indirect wholly-owned subsidiary of the Bank of Montreal, serves as investment adviser to the Harris Insight Equity Fund, Harris Insight Short/Intermediate Bond Fund, Harris Insight Money Market Fund, Harris Insight Tax-Exempt Money Market Fund, Harris Insight Government Money Market Fund, Harris Insight Core Equity Fund, Harris Insight Small-Cap Opportunity Fund, Harris Insight Index Fund, Harris Insight International

Fund, Harris Insight Balanced Fund, Harris Insight Bond Fund, Harris Insight Intermediate Government Bond Fund, Harris Insight Intermediate Tax-Exempt Bond Fund, Harris Insight Tax-Exempt Bond Fund, Harris Insight Small-Cap Value Fund, Harris Insight Emerging Markets Fund, Harris Insight Small-Cap Aggressive Growth Fund, and Harris Insight High Yield Bond Fund. HIM's business is that of a Delaware corporation registered as an investment adviser under the Investment Advisers Act of 1940.

         To the knowledge of the Registrant, none of the directors or executive officers of HIM, except those set forth below, is or has been at anytime during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature with respect to publicly traded companies for their own account or in the capacity of director, officer, employees, partner or trustee.


                                                                  Principal Business(es) During the
Name                        Position(s) with HIM                  Last Two Fiscal Years
--------------------------- ------------------------------------- -------------------------------------------------

Donald G.M. Coxe            Director, Chairman of the Board and   Chairman of the Board and Chief Strategist,
                            Chief Strategist                      Harris Investment Management, Inc.; Chairman of
                                                                  the Board, Jones Heward Investments, Inc.

Peter P. Capaccio           Director                              Senior Vice President/Director, Mutual Funds
                                                                  and the Investment Products Group, Harris Trust
                                                                  and Savings Bank

Barry M. Cooper             Director                              Director, President and CEO, Jones Heward
                                                                  Investments, Inc.; Director, Chairman and CEO,
                                                                  Jones Heward Investment Counsel Inc.; Director,
                                                                  Chairman and CEO, BMO Harris Investment
                                                                  Management Inc.; Director and Chairman,
                                                                  Guardian Group of Funds Ltd. ("GGOF");
                                                                  Director, BMO Investments Inc.; Director, GGOF
                                                                  American Value Fund Ltd.; Director, GGOF
                                                                  Canadian Growth Fund Ltd.; Director, GGOF
                                                                  Monthly Dividend Fund Ltd.

William A. Downe            Director                              Deputy Chair, Bank of Montreal; Chief Executive
                                                                  Officer, Nesbitt Burns, Inc.; Chief Executive
                                                                  Officer, Harris Financial Corp.  Formerly, Vice
                                                                  Chair, Private Client Group, Bank of Montreal
                                                                  and Deputy Chair, Nesbitt Burns, Inc.

William O. Leszinske        Director, President, Chief            President and Chief Investment Officer, Harris
                            Investment Officer                    Investment Management, Inc.

Gilles G. Ouellette         Director                              President and Chief Executive Officer, Private
                                                                  Client Group, Bank of Montreal, and Deputy
                                                                  Chair, Nesbitt Burns, Inc.  Formerly, President
                                                                  and Chief Operating Officer, Private Client
                                                                  Group, Bank of Montreal.

William E. Thonn            Director                              Retired.  Formerly, Executive Vice President,
                                                                  Harris Trust and Savings Bank.

Randall J. Johnson          Chief Financial Officer and           Senior Partner, Harris Investment Management,
                            Treasurer                             Inc.

G. Nicholas Bullat          Secretary                             Vice President and Counsel, Harris Trust and
                                                                  Savings Bank


         (b) Hansberger Global Investors, Inc. ("Hansberger") serves as the Investment Sub-Adviser of the Harris Insight International Fund and the Harris Insight Emerging Markets Fund. Hansberger is a wholly owned subsidiary of Hansberger Group, Inc. ("Group Inc."). Group Inc. is currently majority controlled by Mr. Thomas L. Hansberger. Hansberger, a Delaware corporation, is registered as an investment adviser under the Investment Advisers Act of 1940, as amended. As of February 29, 2004 , Hansberger managed assets with a value of approximately $5.1 billion.


------------------------------------- --------------------------------------------- -----------------------------
       NAME AND POSITION WITH                                                          CONNECTION WITH OTHER
         INVESTMENT ADVISER                      NAME OF OTHER COMPANY                        COMPANY
------------------------------------- --------------------------------------------- -----------------------------

Hansberger, Thomas Loren              The Hansberger Global Fund PLC                Formerly, Director
Chairman, CEO, President, Chief
Investment Officer, Director and      Hansberger Global Investors Limited           Formerly, Director
Treasurer
                                      Hansberger Global Investors (HK) Limited      Director, Shareholder

                                      Hansberger Group, Inc.                        Director, CEO, President,
                                                                                    and Treasurer

                                      Hansberger Institutional Series               Chairman, President, Trustee

                                      Hansberger Global Fund                        Director, Shareholder

                                      India Growth Fund                             Director
------------------------------------- --------------------------------------------- -----------------------------
Scott, Kimberley Ann                  Hansberger Global Investors (HK) Limited      Director
Acting President, Senior VP,
Secretary, Chief Compliance           Hansberger Group, Inc.                        Senior VP, Chief
Officer, Chief Administrative                                                       Administrative Officer and
Officer, Director                                                                   Chief Compliance Officer

                                      The Hansberger Global Fund PLC                Formerly, Director

                                      Hansberger Global Investors Limited           Formerly, Director

                                      Hansberger Institutional Series               Secretary

                                      Hansberger Global Fund                        Director
------------------------------------- --------------------------------------------- -----------------------------
Jackson, J. Christopher               Hansberger Group, Inc.                        Senior VP, General Counsel
Senior VP, General Counsel;                                                         and Assistant Secretary
Assistant Secretary, Director

                                      Hansberger Global Investors (HK) Limited      Director

                                      Hansberger Institutional Series               Vice President

                                      Hansberger Global Fund                        Director

                                      Global Decisions Group LLC                    Vice President

                                      National Society of Compliance                Director
                                      Professionals
------------------------------------- --------------------------------------------- -----------------------------

------------------------------------- --------------------------------------------- -----------------------------
Freeman, Wesley Edmond                Hansberger Institutional Series               Vice President
Managing Director-Institutional
Marketing, Director
------------------------------------- --------------------------------------------- -----------------------------
Christensen, Jr., Thomas Allen        Hansberger Institutional Series               Chief Financial Officer,
Chief Financial Officer                                                             Treasurer

                                      Hansberger Group, Inc.                        Chief Financial Officer
------------------------------------- --------------------------------------------- -----------------------------


         (c) HIM Monegy, Inc. ("Monegy") serves as the Investment Sub-Adviser of the Harris Insight High Yield Bond Fund. Monegy is a wholly owned subsidiary of HIM and is thus also an indirect wholly-owned subsidiary of the Bank of Montreal. Monegy, incorporated pursuant to the Canada Business Corporations Act, is registered as an investment adviser under the Investment Advisers Act of 1940, as amended, and has applied for registration as an investment adviser with the Ontario Securities Commission.


                                                                  Principal Business(es) During the
Name                        Position(s) with Monegy               Last Two Fiscal Years
--------------------------- ------------------------------------- -------------------------------------------------
Donald G.M. Coxe            Director                              Chairman of the Board and Chief Strategist,
                                                                  Harris Investment Management, Inc.; Chairman of
                                                                  the Board, Jones Heward Investments, Inc.

Barry M. Cooper             Director                              Director, President and CEO, Jones Heward
                                                                  Investments, Inc.; Director, Chairman and CEO,
                                                                  Jones Heward Investment Counsel Inc.; Director,
                                                                  Chairman and CEO, BMO Harris Investment
                                                                  Management Inc.; Director and Chairman,
                                                                  Guardian Group of Funds Ltd. ("GGOF");
                                                                  Director, BMO Investments Inc.; Director, GGOF
                                                                  American Value Fund Ltd.; Director, GGOF
                                                                  Canadian Growth Fund Ltd.; Director, GGOF
                                                                  Monthly Dividend Fund Ltd.

William O. Leszinske        Director, Chairman of the Board       President and Chief Investment Officer, Harris
                                                                  Investment Management, Inc.

Gilles G. Ouellette         Director                              President and Chief Executive Officer, Private
                                                                  Client Group, Bank of Montreal, and Deputy
                                                                  Chair, Nesbitt Burns, Inc.  Formerly, President
                                                                  and Chief Operating Officer, Private Client
                                                                  Group, Bank of Montreal.

Sadhana Valia               President and Chief Compliance        President and Senior Portfolio Manager, HIM
                            Officer                               Monegy, Inc.; Formerly, Managing Director, BMO
                                                                  Monegy, Bank of Montreal.

Daniel Atack                Managing Director                     Managing Director and Senior Portfolio Manager,
                                                                  HIM Monegy, Inc.; Formerly, Vice President, BMO
                                                                  Monegy, Bank of Montreal.

Randall J. Johnson          Chief Financial Officer               Senior Partner, Harris Investment Management,
                                                                  Inc.



G. Nicholas Bullat          Secretary                             Vice President and Counsel, Harris Trust and
                                                                  Savings Bank.

Yasmin Horra                Assistant Secretary                   Assistant Secretary, BMO Nesbitt Burns Inc.

Lori Marchildon             Compliance Officer                    Vice President and Compliance Officer, HIM
                                                                  Monegy, Inc.; Formerly, Vice President, BMO
                                                                  Monegy, Bank of Montreal.

Item 27.  Principal Underwriter

          (a) PFPC Distributors, Inc. (the "Distributor") acts as principal underwriter for the following investment companies as of March 1, 2004:

                  AB Funds Trust
                  AFBA 5 Star Funds, Inc.
                  Atlantic Whitehall Funds Trust
                  Forward Funds, Inc
                  Harris Insight Funds Trust
                  Hillview Investment Trust II
                  International Dollar Reserve Fund I, Ltd.
                  Kalmar Pooled Investment Trust
                  Matthews Asian Funds
                  Metropolitan West Funds
                  Pictet Funds
                  The RBB Fund, Inc.
                  RS Investment Trust
                  Scudder Investments VIT Funds
                  Stratton Growth Fund, Inc.
                  Stratton Monthly Dividend REIT Shares, Inc.
                  The Stratton Funds, Inc.
                  Tomorrow Funds Retirement Trust
                  Trainer, Wortham First Mutual Funds
                  Van Wagoner Funds
                  Weiss, Peck & Greer Funds Trust
                  Weiss, Peck & Greer International Fund
                  Wilshire Target Funds, Inc.
                  WPG Large Cap Growth Fund
                  WPG Tudor Fund
                  WT Investment Trust

               Distributed by BlackRock Distributors, Inc., a wholly owned subsidiary of PFPC Distributors, Inc.:

                  BlackRock Provident Institutional Funds
                  BlackRock Funds, Inc.

               Distributed by Northern Funds Distributors, LLC., a wholly owned subsidiary of PFPC Distributors, Inc.:

                  Northern Funds Trust
                  Northern Institutional Funds Trust

               Distributed by ABN AMRO Distribution Services (USA), Inc., a wholly owned subsidiary of PFPC Distributors, Inc.:

                  ABN AMRO Funds

         PFPC Distributors, Inc. is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the National Association of Securities Dealers. PFPC Distributors, Inc. is located at 760 Moore Road, King of Prussia, Pennsylvania 19406

          (b) The following is a list of the executive officers, directors, and partners of PFPC Distributors, Inc.:


          Brian Burns                        -        Chairman, Chief Executive Officer, Director and President
          Michael Denofrio                   -        Director
          Nick Marsini                       -        Director
          Rita G. Adler                      -        Chief Compliance Officer
          Christine A. Ritch                 -        Chief Legal Officer
          Salvatore Faia                     -        Secretary and Clerk
          Christopher S. Conner              -        Assistant Secretary and Assistant Clerk
          Bradley A. Stearns                 -        Assistant Secretary and Assistant Clerk
          John L. Wilson                     -        Assistant Secretary and Assistant Clerk
          John Coary                         -        Treasurer
          Douglas D. Castagna                -        Controller and Assistant Treasurer
          Bruno DiStefano                    -        Vice President
          Elizabeth T. Holtsbery             -        Vice President
          Susan K. Moscaritolo               -        Vice President


          (c)  Not applicable.

Item 28.  Location of Accounts and Records.
-------   --------------------------------

         All accounts, books and other documents required to be maintained by
Section 31(a) of the 1940 Act and the Rules promulgated thereunder are maintained at one or more of the following offices: Harris Insight Funds Trust, 3200 Horizon Drive, King of Prussia, PA 19406; PNC Bank, N.A., Broad and Chestnut Streets, Philadelphia, Pennsylvania 19107; PFPC Inc., 103 Bellevue Parkway, Wilmington, Delaware 19809; Harris Investment Management, Inc., 190 South LaSalle Street, Chicago, Illinois 60603; or Harris Trust and Savings Bank, 111 West Monroe Street, Chicago, Illinois 60603.

Item 29.  Management Services.
-------   -------------------

         Other than as set forth under the captions "Management" in the Prospectuses constituting Part A of this Registration Statement and "Management" in the Statement of Additional Information constituting Part B of this Registration Statement, the Registrant is not a party to any management-related service contracts.

Item 30.  Undertakings.
-------   ------------

         Not applicable.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment No. 36 to the Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Chicago and State of Illinois on the 10th day of March 2004.

                                              Harris Insight Funds Trust

                                              By: Peter P. Capaccio, President*

         Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 36 to the Registration Statement has been signed below by the following persons in their capacities with the Registrant on the date indicated:


Signature                                            Title                              Date
------------------------------------                 ---------------------------        ------------------
Peter P. Capaccio*                                   President and Chief                10 March 2004
                                                     Executive Officer

Thomas J. Ryan*                                      Treasurer and Principal            10 March 2004
                                                     Financial and Accounting
                                                     Officer

C. Gary Gerst*                                       Chairman of the                    10 March 2004
                                                     Board of Trustees;
                                                     Trustee

John W. McCarter, Jr.*                               Trustee                            10 March 2004

Paula Wolff*                                         Trustee                            10 March 2004

Valerie B. Jarrett*                                  Trustee                            10 March 2004

Faris F. Chesley*                                    Trustee                            10 March 2004


* By:    /s/ G. Nicholas Bullat
         -------------------------------
         G. Nicholas Bullat
         Attorney-in-Fact pursuant to powers of attorney dated 1 February 2000, 7 February 2000, 24 February 2000, 23 February 2001 and 8 December 2003.

                   Index of Exhibits Filed with this Amendment

     Exhibit
     Number                                Exhibit

       (j)                    Consent of independent accountants.